UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:   BlackRock Multi-Sector Income Trust (BIT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item  1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.4%

Aerospace & Defense — 0.4%
United Technologies Corp.		25,650	$3,028,495

Total Common Stocks — 0.4% (Cost — $2,968,842)			3,028,495

		Par (000)

Asset-Backed Securities — 22.1%
Ajax Mortgage Loan Trust, Series 2017-D(a):
Class A, 3.75%, 12/25/57	USD	3,335	3,357,896
Class B, 0.00%, 12/25/57(b)(c)		941	423,317
ALM Loan Funding, 5.49%, 07/15/26(a)(c)		1,010	969,148
ALM VI Ltd., Series 2012-6A, Class BR3, 4.54%, 07/15/26(a)(c)		1,200	1,170,113
ALM XII Ltd., Series 2015-12A, Class C1R2, 5.43%, 04/16/27(a)(c)		545	523,032
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		2,000	2,184,137
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 9.79%, 10/15/28(a)(d)		1,000	969,138
Anchorage Capital CLO Ltd.(a):
Series 2014-3RA, Class C, 4.61%, 01/28/31(c)		1,000	960,263
Series 2014-5RA, Class E, 8.19%, 01/15/30(c)		860	804,198
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 6.34%, 07/15/30(d)		1,000	990,983
Series 2016-8A, Class DR, 5.76%, 07/28/28(c)		1,000	967,690
Ares CLO Ltd.(a)(d):
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.23%), 8.98%, 12/05/25		1,000	994,934
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 6.99%, 01/15/29		900	902,854
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.76%, 10/24/29(a)(c)		325	309,634
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 2.65%, 11/25/36(d)		3,034	2,928,514
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.49%, 07/15/29(a)(d)		1,750	1,742,382

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO VI Ltd., Series 2015-VIA(a)(c):
Class BR, 5.18%, 10/18/29	USD	1,000	$994,124
Class CR, 6.23%, 10/18/29		1,000	981,980
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 9.20%, 10/15/30(a)(c)		500	483,900
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 2.67%, 10/25/36(d)		6,948	5,255,676
Carrington Mortgage Loan Trust, Series 2006-FRE2(d):
Class A2, (1 mo. LIBOR US + 0.12%), 2.63%, 10/25/36		4,586	3,436,381
Class A5, (1 mo. LIBOR US + 0.08%), 2.59%, 03/25/35		9,447	7,048,107
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		3,516	3,604,441
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 7.30%, 11/15/28(a)(d)		800	802,117
Fremont Home Loan Trust(d):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.67%, 05/25/36		23,407	14,953,138
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.66%, 11/25/36		21,152	9,625,165
Galaxy CLO Ltd., Series 2015-21A, 8.01%, 04/20/31(a)(c)		500	444,425
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, 5.02%, 11/15/26(a)(c)		530	501,950
GSAMP Trust(d):
Series 2006-FM2, Class A2C, (1 mo. LIBOR US + 0.15%), 2.66%, 09/25/36		10,641	5,003,193
Series 2007-FM2, Class A2B, (1 mo. LIBOR US + 0.09%), 2.60%, 01/25/37		6,977	4,579,900
Highbridge Loan Management Ltd.(a)(c):
Series 4A-2014, Class BR, 4.61%, 01/28/30		1,750	1,666,268
Series 8A-2016, Class ER, 8.26%, 07/20/30		1,000	904,621
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 2.68%, 04/25/37(d)		11,099	8,187,214
HPS Loan Management Ltd., Series 10A-16(a)(d):
Class C, (3 mo. LIBOR US + 3.65%), 6.41%, 01/20/28		2,500	2,473,842

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Class D, (3 mo. LIBOR US + 6.50%), 9.26%, 01/20/28	USD	1,000	$965,804
Invitation Homes Trust, Series 2018-SFR2, Class E, 4.51%, 06/17/37(a)(c)		3,000	2,973,700
Long Beach Mortgage Loan Trust(d):
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.67%, 11/25/36		11,914	4,871,429
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.67%, 08/25/36		6,651	3,475,251
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 10.38%, 01/20/29(a)(d)		1,500	1,495,755
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 9.22%, 07/23/29(a)(c)		750	727,065
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 6.46%, 04/20/26(a)(d)		1,000	993,981
Mastr Asset-Backed Securities Trust(d):
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.15%), 2.66%, 06/25/36		10,085	5,464,338
Series 2006-WMC2, Class A5, (1 mo. LIBOR US + 0.25%), 2.76%, 04/25/36		7,447	2,686,196
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.79%, 01/15/28(a)(c)		710	672,728
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.96%, 10/20/27(a)(c)		1,000	944,537
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 9.06%, 07/20/30(a)(d)		500	472,083
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 6.26%, 11/14/26(a)(d)		1,000	999,998
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.51%, 01/22/30(a)(c)		500	475,711
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.91%, 01/21/30(a)(d)		405	406,928
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(a)		5,000	5,003,886

Security		Par (000)		Value

Asset-Backed Securities (continued)
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.79%, 01/15/29(a)(c)	USD	1,000		$971,306
OZLM XIX Ltd., Series 2017-19A, Class D, 9.39%, 11/22/30(a)(c)		500		486,129
OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.15%), 9.91%, 01/20/29(a)(d)		1,000		997,054
OZLM XXI Ltd, Series 2017-21A, Class D, 8.30%, 01/20/31(a)(c)		250		231,349
Palmer Square Loan Funding Ltd., Series 2018-5A, Class D, 6.72%, 01/20/27(a)(c)		500		497,732
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.83%, 11/14/29(a)(c)		1,750		1,684,215
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37(e)		4,219		2,444,735
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 6.24%, 10/15/29(a)(d)		500		489,255
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 2.91%, 09/25/47(d)		5,000		4,634,176
Scholar Funding Trust, Series 2013-A, Class R, 0.00%(b)		—	(f)	1,704,932
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.25%), 7.01%, 10/20/28(a)(d)		285		285,050
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.42%, 01/23/29(a)(d)		1,000		1,003,219
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.86%, 04/20/29(a)(d)		500		487,348
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 9.30%, 07/15/29(a)(d)		500		488,869
Treman Park CLO Ltd., Series 2015-1A, Class DRR, 5.41%, 10/20/28(a)(c)		1,500		1,460,284
Venture XXVI CLO Ltd., Series 2017-26A, Class E, (3 mo. LIBOR US + 6.80%), 9.56%, 01/20/29(a)(d)		500		481,981
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 2.75%, 05/25/37(d)		8,957		7,395,278
Wellfleet CLO Ltd., Series 2017-3A, Class B, 4.72%, 01/17/31(a)(c)		500		475,013

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
York CLO Ltd., Series 2015-1A, Class ER, 8.41%, 01/22/31(a)(c)	USD	250	$230,457

Total Asset-Backed Securities — 22.1% (Cost — $147,565,902)			150,222,447

Corporate Bonds — 65.9%

Aerospace — 0.1%
Axtel SAB de CV, 6.38%, 11/14/24(a)(g)		525	504,656
SoftBank Group Corp., 4.00%, 04/20/23	EUR	240	288,535

			793,191

Aerospace & Defense — 2.2%
Arconic, Inc.(g):
5.87%, 02/23/22	USD	1,065	1,099,612
5.13%, 10/01/24		690	694,861
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		322	322,000
Bombardier, Inc.(a):
7.75%, 03/15/20		204	210,120
8.75%, 12/01/21(g)		801	850,302
5.75%, 03/15/22		113	107,633
6.00%, 10/15/22(g)		25	24,094
6.13%, 01/15/23(g)		957	924,653
7.50%, 12/01/24(g)		1,228	1,191,160
7.50%, 03/15/25(g)		952	917,490
7.45%, 05/01/34		209	188,100
Koppers, Inc., 6.00%, 02/15/25(a)		119	105,910
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)(g)		349	359,470
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	443,627
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(a)(g)		197	199,463
TransDigm UK Holdings PLC, 6.88%, 05/15/26(a)		431	418,070
TransDigm, Inc.:
6.00%, 07/15/22(g)		325	327,437
6.50%, 07/15/24		118	116,378
6.25%, 03/15/26(a)(h)		6,099	6,190,485
United Technologies Corp., 3.75%, 11/01/46(g)		700	622,194

			15,313,059

Air Freight & Logistics — 0.1%
FedEx Corp.(g):
3.90%, 02/01/35		500	458,458

Security		Par (000)	Value

Air Freight & Logistics (continued)
4.75%, 11/15/45	USD	500	$484,279

			942,737

Airlines — 2.3%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(a)		2,094	2,121,818
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)		1,277	1,303,717
Series 2017-1, Class B, 4.95%, 08/15/26		1,522	1,529,107
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		865	835,806
Continental Airlines Pass-Through Trust, Class B:
Series 2007-1, 6.90%, 10/19/23		168	172,627
Series 2012-1, 6.25%, 10/11/21		255	258,442
Delta Air Lines Pass-Through Trust, Class B:
Series 2007-1, 8.02%, 02/10/24		1,316	1,432,004
Series 2012-1, 6.88%, 11/07/20(a)(g)		1,754	1,768,943
Latam Finance Ltd., 6.88%, 04/11/24(a)		737	743,633
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 03/03/24		1,976	1,973,974
Series 2015-1, Class A, 3.70%, 06/01/24(g)		3,570	3,496,101

			15,636,172

Auto Components — 0.4%
Allison Transmission, Inc., 5.00%, 10/01/24(a)		38	37,383
Aptiv PLC(g):
4.25%, 01/15/26		400	395,623
4.40%, 10/01/46		280	240,352
GKN Holdings PLC, 3.38%, 05/12/32	GBP	100	125,449
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	77	70,724
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20		115	116,006
6.25%, 02/01/22(g)		341	350,272
6.75%, 02/01/24(g)		354	364,620
6.38%, 12/15/25(g)		284	290,035
IHO Verwaltungs GmbH(i):
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23	EUR	100	112,434
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	107,851

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Tesla, Inc., 5.30%, 08/15/25(a)(g)	USD	483	$428,662

			2,639,411

Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,131,257

Banks — 0.7%
Allied Irish Banks PLC (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(j)	EUR	100	117,685
Banco BPM SpA:
2.75%, 07/27/20		100	117,216
1.75%, 04/24/23		100	109,814
Bank of Ireland (5 year EUR Swap + 3.55%), 4.25%, 06/11/24(j)		100	115,206
Bankia SA (5 year EUR Swap + 3.17%), 4.00%, 05/22/24(j)		200	229,973
Barclays PLC:
4.38%, 09/11/24(g)	USD	720	705,349
5.20%, 05/12/26		200	200,169
BBVA Bancomer SA, 6.75%, 09/30/22(a)		682	727,148
CIT Group, Inc.:
5.00%, 08/01/23(g)		847	866,057
5.25%, 03/07/25		151	155,530
6.13%, 03/09/28		290	307,400
HSBC Holdings PLC, 4.38%, 11/23/26(g)		370	371,182
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	203,500
Standard Chartered PLC, 4.87%, 03/15/33(a)(c)(g)		500	488,488

			4,714,717

Beverage: Soft Drinks — 0.0%
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		54	52,515
7.75%, 01/15/27		194	199,888

			252,403

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(a)(g)		2,160	2,059,917
Central American Bottling Corp., 5.75%, 01/31/27(a)		637	633,019
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(i)	EUR	100	116,606

Security		Par (000)	Value

Beverages (continued)
OI European Group BV, 4.00%, 03/15/23(a)	USD	209	$202,208

			3,011,750

Biotechnology — 0.3%
Amgen, Inc., 4.40%, 05/01/45(g)		1,100	1,045,051
Gilead Sciences, Inc., 4.75%, 03/01/46(g)		700	721,108

			1,766,159

Building Materials — 0.0%
Jeld-Wen, Inc., 4.63%, 12/15/25(a)		163	147,922

Building Products — 0.4%
American Builders & Contractors Supply Co., Inc.(a):
5.75%, 12/15/23		136	139,740
5.88%, 05/15/26		191	191,411
Jeld-Wen, Inc., 4.88%, 12/15/27(a)		23	20,355
Masonite International Corp.(a):
5.63%, 03/15/23(g)		373	376,842
5.75%, 09/15/26		188	182,830
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		125	126,875
Standard Industries, Inc.(a):
5.50%, 02/15/23		72	73,260
5.38%, 11/15/24		494	490,295
6.00%, 10/15/25(g)		247	248,235
4.75%, 01/15/28		14	12,674
USG Corp.(a)(g):
5.50%, 03/01/25		299	304,232
4.88%, 06/01/27		366	372,076

			2,538,825

Building: Roofing, Wallboard & Plumbing — 0.0%
IQVIA, Inc., 5.00%, 10/15/26(a)		200	200,250

Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(a)(g)		173	150,077

Capital Markets — 0.5%
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21(g)		2,427	2,420,932
6.00%, 08/18/21		395	392,630
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	114,359
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24(h)	USD	132	133,320
5.88%, 11/01/24		101	99,233
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	396,754

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)	USD	143	$144,484

			3,701,712

Chemicals — 1.9%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(i)		306	296,055
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)(g)		1,300	1,229,020
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)(g)		265	258,706
Blue Cube Spinco, Inc.(g):
9.75%, 10/15/23		761	848,515
10.00%, 10/15/25		376	429,580
Chemours Co.:
6.63%, 05/15/23		205	211,919
7.00%, 05/15/25		66	68,888
4.00%, 05/15/26	EUR	100	112,180
5.38%, 05/15/27(g)	USD	459	440,640
Cydsa SAB de CV, 6.25%, 10/04/27(a)(g)		914	838,595
Element Solutions, Inc.(a)(g):
6.50%, 02/01/22		2,322	2,353,927
5.88%, 12/01/25		1,439	1,435,402
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		298	296,137
Hexion, Inc., 10.38%, 02/01/22(a)(g)		102	81,600
Huntsman International LLC, 5.13%, 11/15/22		165	170,775
INEOS Finance PLC, 4.00%, 05/01/23	EUR	115	133,535
Mexichem SAB de CV, 5.50%, 01/15/48(a)(g)	USD	526	473,400
Momentive Performance Materials, Inc., 3.88%, 10/24/21(g)		357	382,779
Montichem Holdco 3 SA, 5.25%, 06/15/21	EUR	100	113,659
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(g)	USD	319	303,050
Olin Corp., 5.00%, 02/01/30		135	124,538
PQ Corp.(a)(g):
6.75%, 11/15/22		437	456,883
5.75%, 12/15/25		590	563,450
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	153	180,588
Sherwin-Williams Co., 4.50%, 06/01/47(g)	USD	310	292,036
Versum Materials, Inc., 5.50%, 09/30/24(a)		190	192,850
WR Grace & Co-Conn(a)(g):
5.13%, 10/01/21		277	284,617

Security		Par (000)	Value

Chemicals (continued)
5.63%, 10/01/24	USD	300	$312,000

			12,885,324

Commercial Services & Supplies — 1.7%
ADT Corp.:
6.25%, 10/15/21(g)		234	245,993
3.50%, 07/15/22(g)		401	385,963
4.13%, 06/15/23		157	151,113
4.88%, 07/15/32(a)		437	353,970
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)(g)		176	176,440
Aviation Capital Group Corp., 6.75%, 04/06/21(a)(g)		5,000	5,286,420
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(a)		381	386,791
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)(g)		265	259,700
Core & Main LP, 6.13%, 08/15/25(a)(g)		529	503,872
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		85	85,264
6.50%, 10/01/25		92	88,320
GFL Environmental, Inc., 5.38%, 03/01/23(a)		154	143,990
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)(g)		488	457,500
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(g)		283	272,693
Mobile Mini, Inc., 5.88%, 07/01/24(g)		585	587,925
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	97,291
Park Aerospace Holdings Ltd.(a):
3.63%, 03/15/21	USD	269	265,638
5.25%, 08/15/22(g)		438	444,701
5.50%, 02/15/24		6	6,090
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)(g)		188	188,940
United Rentals North America, Inc.:
5.75%, 11/15/24(g)		342	350,550
4.63%, 10/15/25(g)		453	434,654
5.88%, 09/15/26		183	185,745
5.50%, 05/15/27		465	458,164

			11,817,727

Communications Equipment — 0.4%
CommScope Technologies LLC(a):
6.00%, 06/15/25		5	4,713
5.00%, 03/15/27(g)		107	91,207
CommScope, Inc.(a)(g):
5.00%, 06/15/21		170	168,937
5.50%, 06/15/24		530	495,550

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
Nokia OYJ(g):
3.38%, 06/12/22	USD	126	$123,953
4.38%, 06/12/27		177	171,301
6.63%, 05/15/39		245	254,800
Zayo Group LLC/Zayo Capital, Inc.(g):
6.38%, 05/15/25		206	201,107
5.75%, 01/15/27(a)		1,517	1,465,710

			2,977,278

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)(g)		267	238,631
frontdoor, Inc., 6.75%, 08/15/26(a)		284	281,870
SPIE SA, 3.13%, 03/22/24	EUR	100	115,021
Tutor Perini Corp., 6.88%, 05/01/25(a)(g)	USD	152	150,331
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25		28	25,760

			811,613

Construction Materials — 0.5%
HD Supply, Inc., 5.38%, 10/15/26(a)		2,397	2,408,985
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	102	120,795
Navistar International Corp., 6.63%, 11/01/25(a)(g)	USD	319	319,000
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		162	162,000
6.25%, 03/15/26		88	84,040
Rexel SA, 3.50%, 06/15/23	EUR	223	261,627
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22	USD	129	130,290
6.88%, 08/15/23		184	180,145

			3,666,882

Consumer Discretionary — 0.3%
AA Bond Co. Ltd., 4.88%, 07/31/43	GBP	125	155,950
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	100	114,317
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)(g)	USD	104	103,220
Staples, Inc., 8.50%, 09/15/25(a)(g)		311	298,560
Viking Cruises Ltd.(a)(g):
6.25%, 05/15/25		300	300,000
5.88%, 09/15/27		1,040	1,016,600

			1,988,647

Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/01/31(g)		2,601	3,121,200
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		457	401,408
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	124,648

Security		Par (000)	Value

Consumer Finance (continued)
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(i)	EUR	144	$163,710
Navient Corp.:
5.00%, 10/26/20(g)	USD	370	371,387
6.63%, 07/26/21(g)		141	144,877
6.50%, 06/15/22(g)		104	106,241
5.50%, 01/25/23		399	385,035
7.25%, 09/25/23(g)		306	311,355
5.88%, 10/25/24		71	66,740
6.75%, 06/25/25(g)		123	118,234
6.75%, 06/15/26		131	123,465
5.63%, 08/01/33		105	80,063
Nexi Capital SpA, 3.63%, 05/01/23(c)	EUR	100	113,888
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		118	131,773
4.50%, 05/15/26(a)		480	536,024
6.25%, 05/15/26(a)	USD	73	71,723
8.25%, 11/15/26(a)(g)		748	701,250
Springleaf Finance Corp.:
6.13%, 05/15/22		85	87,373
5.63%, 03/15/23		9	8,865
6.88%, 03/15/25		334	319,387
7.13%, 03/15/26		175	166,687
Verscend Escrow Corp., 9.75%, 08/15/26(a)		880	885,984

			8,541,317

Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(a)		1,112	1,112,000
6.75%, 05/15/24	EUR	156	188,619
7.25%, 05/15/24(a)(g)	USD	1,212	1,252,905
4.75%, 07/15/27(a)	GBP	100	119,028
4.75%, 07/15/27		100	119,028
BWAY Holding Co.:
4.75%, 04/15/24	EUR	100	113,852
5.50%, 04/15/24(a)(g)	USD	1,117	1,091,175
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26		494	484,120
4.25%, 09/30/26		513	487,350
Greif, Inc., 6.50%, 03/01/27(a)(h)		107	107,669
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		159	159,000
Mercer International, Inc.:
6.50%, 02/01/24		134	135,391
5.50%, 01/15/26		139	128,922
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(g)		906	909,559

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
5.13%, 07/15/23(a)	USD	48	$48,089
7.00%, 07/15/24(a)		803	821,067
Sealed Air Corp.:
4.88%, 12/01/22(a)(g)		268	270,680
4.50%, 09/15/23	EUR	100	125,721
6.88%, 07/15/33(a)	USD	44	44,440
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	117,566
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		100	114,162
Suzano Austria GmbH, 6.00%, 01/15/29(a)	USD	1,201	1,256,546

			9,206,889

Diversified Consumer Services — 0.5%
APX Group, Inc.(g):
8.75%, 12/01/20		312	304,005
7.88%, 12/01/22		185	178,988
Ascend Learning LLC, 6.88%, 08/01/25(a)(g)		298	298,000
Graham Holdings Co., 5.75%, 06/01/26(a)		204	211,140
Laureate Education, Inc., 8.25%, 05/01/25(a)		138	149,730
Matthews International Corp., 5.25%, 12/01/25(a)		72	67,860
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	131,792
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(a)(g)	USD	1,235	1,306,013
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)(g)		380	371,450
Verisure Holding AB, 3.50%, 05/15/23	EUR	100	115,318

			3,134,296

Diversified Financial Services — 1.3%
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	624	610,678
Credit Suisse Group AG, 7.50%(a)(c)(k)		200	204,000
Docuformas SAPI de CV, 9.25%, 10/11/22(a)(g)		508	443,865
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(g)		1,250	1,124,960
FS Energy & Power Fund, 7.50%, 08/15/23(a)		93	92,419
Garfunkelux Holdco 3 SA, 4.50%, 09/01/23(c)	EUR	100	93,371
General Motors Financial Co., Inc., 4.25%, 05/15/23	USD	326	322,466
Gilex Holding Sarl, 8.50%, 05/02/23(a)		256	260,480

Security		Par (000)	Value

Diversified Financial Services (continued)
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(g)	USD	2,888	$2,650,083
Intrum Justitia AB (3 mo. EURIBOR + 2.63%), 2.63%, 07/15/22(d)	EUR	100	110,314
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(a)	USD	845	847,112
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR	101	115,010
MSCI, Inc., 5.25%, 11/15/24(a)	USD	127	129,223
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)(g)		559	552,012
Travelport Corporate Finance PLC, 6.00%, 03/15/26(a)		204	211,011
UniCredit SpA (5 year EUR Swap + 4.10%), 5.75%, 10/28/25(j)	EUR	100	118,277
Vantiv LLC/Vanity Issuer Corp.(a):
3.88%, 11/15/25	GBP	100	126,745
4.38%, 11/15/25	USD	211	202,556
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	114,174
WMG Acquisition Corp.:
4.13%, 11/01/24		90	107,130
5.50%, 04/15/26(a)	USD	143	141,212

			8,577,098

Diversified Telecommunication Services — 2.7%
AT&T, Inc., 4.75%, 05/15/46(g)		2,545	2,380,805
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39		61	50,020
Series S, 6.45%, 06/15/21(g)		516	525,185
Series U, 7.65%, 03/15/42(g)		563	466,755
Series W, 6.75%, 12/01/23(g)		280	281,750
Series Y, 7.50%, 04/01/24(g)		471	478,065
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)(g)		402	345,720
Embarq Corp., 8.00%, 06/01/36		507	479,115
Frontier Communications Corp.:
7.13%, 03/15/19		380	374,300
10.50%, 09/15/22		159	113,884
11.00%, 09/15/25(g)		1,373	884,727
Level 3 Financing, Inc.:
5.38%, 08/15/22		108	108,842
5.63%, 02/01/23		280	281,400
5.13%, 05/01/23(g)		360	356,850
5.38%, 01/15/24(g)		414	411,930
5.38%, 05/01/25(g)		482	475,975
5.25%, 03/15/26(g)		916	888,795
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(i)		507	513,654
OTE PLC, 3.50%, 07/09/20	EUR	100	118,140
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	69	62,652

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
6.00%, 09/30/34	USD	412	$358,564
7.72%, 06/04/38		62	61,709
Telecom Italia SpA:
1.13%, 03/26/22(l)	EUR	100	106,233
3.25%, 01/16/23		100	114,986
5.30%, 05/30/24(a)	USD	200	190,000
Verizon Communications, Inc., 6.55%, 09/15/43(g)		6,500	7,945,549

			18,375,605

Electric Utilities — 1.1%
DPL, Inc., 7.25%, 10/15/21		34	36,125
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,556,462
EDP — Energias de Portugal SA, 4.50%, 04/30/79(c)	EUR	100	115,318
Emera US Finance LP, 4.75%, 06/15/46(g)	USD	200	194,575
Enel Finance International NV, 3.63%, 05/25/27(a)		1,250	1,123,432
Energuate Trust, 5.88%, 05/03/27(a)(g)		575	536,374
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		1,137	1,162,583
Inkia Energy Ltd., 5.88%, 11/09/27(a)(g)		455	432,250
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24		119	113,383
4.50%, 09/15/27		150	136,406
Southern Co., 4.40%, 07/01/46(g)		1,000	967,018
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	901,855

			7,275,781

Electrical Equipment — 0.0%
Orano SA, 4.88%, 09/23/24	EUR	100	118,875

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23(g)	USD	325	325,813
5.50%, 12/01/24(g)		724	748,978
5.00%, 09/01/25		127	126,048
Corning, Inc., 4.38%, 11/15/57(g)		1,915	1,677,418
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	100	112,215
Itron, Inc., 5.00%, 01/15/26(a)	USD	29	27,650

			3,018,122

Energy Equipment & Services — 0.7%
Apergy Corp., 6.38%, 05/01/26		119	117,066
Calfrac Holdings LP, 8.50%, 06/15/26(a)		135	101,250
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(a)		391	370,472

Security		Par (000)	Value

Energy Equipment & Services (continued)
Ensco PLC:
4.50%, 10/01/24	USD	34	$25,245
5.20%, 03/15/25		364	271,180
7.75%, 02/01/26		172	138,138
5.75%, 10/01/44		39	25,448
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)(g)		677	680,588
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(a)		57	51,015
Oceaneering International, Inc., 4.65%, 11/15/24		52	44,200
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(k)(m)	BRL	155	782
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)	USD	263	257,083
Pioneer Energy Services Corp., 6.13%, 03/15/22(g)		193	116,765
Transocean, Inc.:
8.38%, 12/15/21		47	49,115
9.00%, 07/15/23(a)(g)		500	521,715
7.25%, 11/01/25(a)		357	337,365
7.50%, 01/15/26(a)		235	223,544
Trinidad Drilling Ltd., 6.63%, 02/15/25(a)(g)		314	317,140
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(g)		329	329,000
Weatherford International Ltd.:
6.50%, 08/01/36(g)		144	82,080
5.95%, 04/15/42		182	102,830

			4,162,021

Environmental, Maintenance, & Security Service — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26(a)		154	142,481
Tervita Escrow Corp., 7.63%, 12/01/21(a)(g)		383	376,297
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		138	133,860

			652,638

Equity Real Estate Investment Trusts (REITs) — 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		171	164,160
GEO Group, Inc.:
5.13%, 04/01/23(g)		337	307,513
5.88%, 10/15/24(g)		285	257,925
6.00%, 04/15/26		12	10,725
Hilton Domestic Operating Co., Inc.(g):
4.25%, 09/01/24		304	297,859
5.13%, 05/01/26(a)		852	858,390

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	USD	34	$33,490
iStar, Inc.:
4.63%, 09/15/20		40	39,700
6.00%, 04/01/22(g)		96	95,760
5.25%, 09/15/22(g)		81	79,745
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(g):
5.63%, 05/01/24		1,745	1,792,987
4.50%, 09/01/26		715	677,463
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 03/01/24		48	50,160
5.50%, 05/01/24		60	61,200
5.00%, 10/15/27(g)		1,007	980,314
NH Hotel Group SA, 3.75%, 10/01/23	EUR	116	137,252
Starwood Property Trust, Inc., 5.00%, 12/15/21(g)	USD	278	280,780
Trust F/1401, 6.95%, 01/30/44		1,738	1,733,655
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23(g)		168	181,116
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		148	148,000

			8,188,194

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24(g)		206	203,425
5.75%, 03/15/25		94	88,008
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.50%, 03/15/26(a)(h)		127	127,317
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	129,906
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR	100	111,903
Rite Aid Corp., 6.13%, 04/01/23(a)	USD	132	111,375
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(g)		750	709,284

			1,481,218

Food Products — 0.8%
Aramark Services, Inc.:
5.13%, 01/15/24		111	112,156
5.00%, 04/01/25(a)		347	348,735
4.75%, 06/01/26(g)		252	247,590
5.00%, 02/01/28(a)(g)		637	621,871
Arcor SAIC, 6.00%, 07/06/23(a)		539	518,114
B&G Foods, Inc., 5.25%, 04/01/25		61	59,810

Security		Par (000)	Value

Food Products (continued)
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)(g)	USD	174	$148,770
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		503	508,030
5.75%, 06/15/25(g)		1,078	1,075,305
6.75%, 02/15/28(g)		380	383,800
MARB BondCo PLC:
7.00%, 03/15/24		229	222,702
6.88%, 01/19/25(a)		637	605,150
Post Holdings, Inc.(a):
5.50%, 03/01/25(g)		273	270,270
5.75%, 03/01/27(g)		294	288,064
5.63%, 01/15/28		86	82,452
Simmons Foods, Inc., 7.75%, 01/15/24(a)		225	231,750

			5,724,569

Health Care Equipment & Supplies — 1.1%
Avantor, Inc.(a)(g):
6.00%, 10/01/24		1,923	1,966,267
9.00%, 10/01/25		805	829,150
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)(g)		998	1,037,122
Hologic, Inc., 4.38%, 10/15/25(a)		225	220,977
Immucor, Inc., 11.13%, 02/15/22(a)		112	114,240
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(a)(g)		194	176,055
Medtronic, Inc., 4.50%, 03/15/42(g)		1,000	1,036,382
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)(g)		1,832	1,767,880
Teleflex, Inc.:
4.88%, 06/01/26		284	285,335
4.63%, 11/15/27		38	37,050

			7,470,458

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		72	70,830
5.63%, 02/15/23(g)		210	206,325
6.50%, 03/01/24		421	414,685
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		164	170,150
Centene Corp.:
4.75%, 05/15/22(g)		402	409,156
6.13%, 02/15/24		40	41,900
5.38%, 06/01/26(a)(g)		2,210	2,281,825
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(a)		554	570,620
DaVita, Inc., 5.13%, 07/15/24(g)		276	272,633

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(a)(g)(i)	USD	219	$219,000
Encompass Health Corp., 5.75%, 11/01/24		76	76,855
HCA, Inc.:
4.75%, 05/01/23(g)		139	142,823
5.00%, 03/15/24(g)		473	492,156
5.38%, 02/01/25		822	848,460
5.25%, 06/15/26(g)		325	341,047
5.38%, 09/01/26		425	434,962
5.63%, 09/01/28(g)		1,020	1,054,741
5.88%, 02/01/29(h)		921	964,747
5.50%, 06/15/47(g)		958	998,044
MEDNAX, Inc., 5.25%, 12/01/23(a)(g)		198	198,495
Molina Healthcare, Inc.:
5.38%, 11/15/22		65	66,300
4.88%, 06/15/25(a)		126	123,480
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)(g)		602	597,786
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	658,085
NVA Holdings, Inc., 6.88%, 04/01/26(a)		152	145,114
Polaris Intermediate Corp., 8.50%, 12/01/22(a)(g)(i)		994	961,695
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)(g)		759	800,745
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		205	206,538
Surgery Center Holdings, Inc.(a):
8.88%, 04/15/21		162	165,240
6.75%, 07/01/25(g)		324	299,700
Team Health Holdings, Inc., 6.38%, 02/01/25(a)		496	404,240
Tenet Healthcare Corp.:
6.00%, 10/01/20		806	832,437
7.50%, 01/01/22(a)		206	214,034
8.13%, 04/01/22(g)		1,295	1,354,894
4.63%, 07/15/24(g)		419	410,402
6.25%, 02/01/27(a)(h)		1,091	1,097,819
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	775,091
Vizient, Inc., 10.38%, 03/01/24(a)(g)		382	413,992
WellCare Health Plans, Inc.:
5.25%, 04/01/25		543	551,145
5.38%, 08/15/26(a)		387	393,773

			20,681,964

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		184	176,180

Security		Par (000)	Value

Health Care Technology (continued)
IQVIA, Inc., 3.25%, 03/15/25(a)	EUR	100	$115,837
Quintiles IMS, Inc., 3.25%, 03/15/25		194	224,724

			516,741

Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24(g)	USD	576	557,280
5.00%, 10/15/25		2,570	2,480,050
Boyd Gaming Corp., 6.00%, 08/15/26		133	133,000
Boyne USA, Inc., 7.25%, 05/01/25(a)		164	172,610
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)(g)		353	330,496
Churchill Downs, Inc., 4.75%, 01/15/28(a)		197	188,874
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	128,113
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	106	106,609
6.00%, 09/15/26(a)		138	137,655
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	4,612,040
ESH Hospitality, Inc., 5.25%, 05/01/25(a)(g)	USD	242	239,241
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		148	152,624
5.25%, 06/01/25		94	96,071
5.38%, 04/15/26		198	202,223
Golden Nugget, Inc., 6.75%, 10/15/24(a)(g)		655	655,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	243,183
IRB Holding Corp., 6.75%, 02/15/26(a)		61	57,035
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24		45	45,112
5.25%, 06/01/26(g)		406	411,075
4.75%, 06/01/27		9	8,719
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	200	265,135
McDonald’s Corp., 3.70%, 01/30/26(g)	USD	750	754,594
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)(g)		245	231,351
MGM Resorts International:
6.63%, 12/15/21(g)		1,419	1,498,748
7.75%, 03/15/22(g)		296	321,530
4.63%, 09/01/26		38	35,720
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(g)		460	460,575
Scientific Games International, Inc.:
10.00%, 12/01/22		635	667,544
5.00%, 10/15/25(a)(g)		717	679,573
3.38%, 02/15/26	EUR	300	321,060

10

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24(g)	USD	1,752	$1,734,480
5.50%, 04/15/27		30	29,775
Station Casinos LLC, 5.00%, 10/01/25(a)		90	85,950
Stonegate Pub Co. Financing PLC:
7.17%, 03/15/22(c)	GBP	100	131,173
4.88%, 03/15/22		100	126,963
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21		1,055	1,443,507
Series M, 7.40%, 03/28/24		6,400	9,086,953
Vue International Bidco PLC, 7.88%, 07/15/20		117	153,430
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	16	15,480
5.75%, 04/01/27		76	72,580
Wynn Macau Ltd., 5.50%, 10/01/27(a)(g)		600	547,500
Yum! Brands, Inc.:
3.88%, 11/01/23		110	106,975
5.35%, 11/01/43		7	5,862

			29,733,468

Household Durables — 0.8%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(a)		761	740,072
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(a)(g)		599	587,020
Century Communities, Inc., 6.88%, 05/15/22(g)		569	571,788
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(a)		242	204,490
Lennar Corp.:
8.38%, 01/15/21		144	154,800
6.25%, 12/15/21(g)		450	468,562
4.88%, 12/15/23		146	146,000
4.75%, 05/30/25(g)		410	400,775
5.25%, 06/01/26		32	31,200
4.75%, 11/29/27(g)		425	402,688
Mattamy Group Corp.(a):
6.88%, 12/15/23		133	129,329
6.50%, 10/01/25		205	190,138
MDC Holdings, Inc., 6.00%, 01/15/43		144	119,160
Meritage Homes Corp., 5.13%, 06/06/27		91	81,643
PulteGroup, Inc.:
6.38%, 05/15/33(g)		469	434,998
6.00%, 02/15/35		48	42,120
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		191	182,405
TRI Pointe Group, Inc., 4.88%, 07/01/21		66	65,010

Security		Par (000)	Value

Household Durables (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19(g)	USD	225	$225,000

			5,177,198

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)		102	99,705

Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
4.50%, 03/15/23		227	228,135
4.88%, 05/15/23(g)		248	250,480
5.50%, 04/15/25		187	192,610
6.00%, 05/15/26		256	269,760
5.13%, 09/01/27		378	385,560
Calpine Corp.:
5.38%, 01/15/23(g)		1,182	1,149,495
5.88%, 01/15/24(a)(g)		453	453,000
5.75%, 01/15/25		110	103,675
5.25%, 06/01/26(a)(g)		806	765,700
Clearway Energy Operating LLC:
5.38%, 08/15/24(g)		303	281,032
5.75%, 10/15/25(a)		308	284,515
5.00%, 09/15/26		149	129,630
Genneia SA, 8.75%, 01/20/22(a)(g)		1,061	982,751
NRG Energy, Inc.(g):
6.63%, 01/15/27		1,250	1,315,900
5.75%, 01/15/28		339	343,407
QEP Resources, Inc., 5.38%, 10/01/22(g)		516	507,512
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		214	209,185
6.63%, 06/15/25(e)		35	36,750
5.00%, 01/31/28		214	198,753
Vistra Energy Corp.:
7.38%, 11/01/22		43	44,720
7.63%, 11/01/24		174	184,875

			8,317,445

Industrial Conglomerates — 0.2%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	100	115,319
BWX Technologies, Inc., 5.38%, 07/15/26(a)	USD	470	474,700
Colfax Corp., 3.25%, 05/15/25	EUR	100	110,259
Vertiv Group Corp., 9.25%, 10/15/24(a)(g)	USD	635	590,550

			1,290,828

Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(a)		68	69,190

11

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)(g)	USD	1,355	$1,375,325
American International Group, Inc., 4.80%, 07/10/45(g)		500	493,948
AmWINS Group, Inc., 7.75%, 07/01/26(a)		160	159,600
Aon PLC, 3.88%, 12/15/25(g)		1,280	1,284,989
Assicurazioni Generali SpA(j):
(3 mo. EURIBOR + 7.11%), 7.75%, 12/12/42	EUR	100	135,349
(3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47		100	122,836
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		100	134,564
HUB International Ltd., 7.00%, 05/01/26(a)	USD	705	683,850
Marsh & McLennan Cos., Inc., 4.90%, 03/15/49		270	284,830
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		294	297,587
9.13%, 07/15/26		171	173,120
Nationwide Building Society, 4.13%, 10/18/32(a)(c)(g)		690	627,918
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)(g)		700	679,471
USIS Merger Sub, Inc., 6.88%, 05/01/25(a)		72	69,120

			6,591,697

Internet Software & Services — 0.5%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	115,748
2.88%, 10/01/25		100	113,721
5.88%, 01/15/26(g)	USD	875	903,700
Netflix, Inc.:
5.50%, 02/15/22		15	15,571
4.38%, 11/15/26(g)		119	112,678
5.88%, 11/15/28(a)(g)		850	861,687
4.63%, 05/15/29	EUR	100	115,318
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(g)	USD	182	152,880
Sabre GLBL, Inc., 5.25%, 11/15/23(a)(g)		305	309,575
Symantec Corp., 5.00%, 04/15/25(a)(g)		325	323,461
Uber Technologies, Inc., 7.50%, 11/01/23(a)(g)		146	148,373

Security		Par (000)	Value

Internet Software & Services (continued)
United Group BV (3 mo. EURIBOR + 4.38%), 4.38%, 07/01/23(d)	EUR	100	$114,174

			3,286,886

IT Services — 0.8%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		130	140,188
9.75%, 09/01/26(a)	USD	1,691	1,610,678
First Data Corp.(a):
5.00%, 01/15/24		160	163,500
5.75%, 01/15/24(g)		2,668	2,743,037
Gartner, Inc., 5.13%, 04/01/25(a)(g)		207	205,965
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	119,851
WEX, Inc., 4.75%, 02/01/23(a)	USD	108	106,650
Xerox Corp., 4.80%, 03/01/35		61	46,970

			5,136,839

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(a)		385	363,825
6.20%, 10/01/40		80	62,200
5.45%, 11/01/41		47	35,015

			461,040

Machinery — 0.4%
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		377	378,885
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	118	125,637
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)(g)	USD	607	585,755
SPX FLOW, Inc.(a):
5.63%, 08/15/24(g)		200	196,000
5.88%, 08/15/26		93	91,605
Terex Corp., 5.63%, 02/01/25(a)(g)		419	405,382
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)(g)		606	530,250
Wabash National Corp., 5.50%, 10/01/25(a)(g)		286	260,260

			2,573,774

Machinery: Tools — 0.1%
CFX Escrow Corp.(a):
6.00%, 02/15/24		313	313,000
6.38%, 02/15/26		215	215,000

			528,000

Media — 6.8%
Altice Financing SA(a)(g):
6.63%, 02/15/23		633	636,355
7.50%, 05/15/26		413	391,318

12

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Altice France SA(a):
7.38%, 05/01/26(g)	USD	951	$916,517
8.13%, 02/01/27		1,600	1,571,840
Altice Luxembourg SA, 7.75%, 05/15/22(a)(g)		1,199	1,163,030
AMC Networks, Inc., 4.75%, 08/01/25(g)		878	848,367
Cablevision Systems Corp., 8.00%, 04/15/20(g)		286	297,440
CBS Radio, Inc., 7.25%, 11/01/24(a)		18	16,965
CCO Holdings LLC/CCO Holdings Capital Corp.(g):
5.13%, 02/15/23		709	716,090
4.00%, 03/01/23(a)		421	410,622
5.13%, 05/01/23(a)		145	146,940
5.13%, 05/01/27(a)		2,613	2,524,733
5.00%, 02/01/28(a)		415	394,250
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	3,228,921
Clear Channel International BV, 8.75%, 12/15/20(a)(g)		906	921,855
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22(g)		261	266,873
Series B, 7.63%, 03/15/20(g)		807	805,991
Series B, 6.50%, 11/15/22		2,677	2,737,232
Comcast Corp.(g):
4.60%, 08/15/45		1,750	1,785,179
4.70%, 10/15/48		2,750	2,871,873
CSC Holdings LLC:
10.13%, 01/15/23(a)(g)		1,388	1,498,762
5.38%, 07/15/23(a)(g)		980	990,731
5.25%, 06/01/24(g)		789	757,440
7.75%, 07/15/25(a)(g)		830	869,425
6.63%, 10/15/25(a)		288	301,320
10.88%, 10/15/25(a)(g)		1,603	1,847,762
5.50%, 05/15/26(a)(g)		800	792,000
6.50%, 02/01/29(a)		458	464,011
Series 144S, 5.13%, 12/15/21(a)(g)		218	218,338
Series 144S, 5.13%, 12/15/21(a)		542	542,840
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	363,328
DISH DBS Corp.:
6.75%, 06/01/21(g)		343	349,349
5.88%, 07/15/22(g)		1,037	985,150
5.00%, 03/15/23(g)		303	263,610
5.88%, 11/15/24(g)		214	177,353
7.75%, 07/01/26		102	87,720
DKT Finance ApS, 7.00%, 06/17/23	EUR	181	223,746
eircom Finance DAC, 4.50%, 05/31/22		100	116,797

Security		Par (000)	Value

Media (continued)
Gray Television, Inc., 7.00%, 05/15/27(a)	USD	281	$290,947
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		113	119,780
5.25%, 08/01/26(g)		217	207,778
Inmarsat Finance PLC, 4.88%, 05/15/22(a)		100	96,750
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,052	957,320
8.50%, 10/15/24(a)(g)		1,119	1,130,526
9.75%, 07/15/25(a)		1,035	1,077,694
Lamar Media Corp., 5.75%, 02/01/26(a)(h)		146	151,198
Level 3 Parent LLC, 5.75%, 12/01/22		99	99,000
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)		34	33,490
MDC Partners, Inc., 6.50%, 05/01/24(a)(g)		436	396,891
Meredith Corp., 6.88%, 02/01/26(a)		184	189,520
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(a)(g)		282	290,460
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		397	396,405
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		64	64,640
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		172	160,820
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)		71	68,249
SFR Group SA, 6.25%, 05/15/24(a)		206	201,942
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)(g)		308	297,605
TEGNA, Inc., 5.50%, 09/15/24(a)		79	77,799
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		800	756,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	110,585
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(a)(g)	USD	286	299,943
Tribune Media Co., 5.88%, 07/15/22		361	367,318
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.50%, 01/15/27	EUR	100	118,895
6.25%, 01/15/29		90	113,315
Univision Communications, Inc.(a):
5.13%, 05/15/23(g)	USD	515	481,525
5.13%, 02/15/25		70	63,788
UPCB Finance IV Ltd.:
5.38%, 01/15/25(a)		200	192,500
4.00%, 01/15/27	EUR	103	120,952
Viacom, Inc., 5.85%, 09/01/43(g)	USD	645	654,456
Videotron Ltd., 5.13%, 04/15/27(a)(g)		519	520,298

13

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.75%, 01/15/25(a)(g)	USD	1,050	$1,034,649
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	258,652
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(a)	USD	200	197,000
4.88%, 01/15/27	GBP	130	163,660
6.25%, 03/28/29		175	235,842
Warner Media LLC(g):
4.65%, 06/01/44	USD	111	102,407
4.85%, 07/15/45		389	373,612
Ziggo Bond Co. BV, 7.13%, 05/15/24	EUR	177	212,724
Ziggo BV, 5.50%, 01/15/27(a)(g)	USD	328	309,960

			46,498,968

Metals & Mining — 1.9%
Alcoa Nederland Holding BV(a):
7.00%, 09/30/26		200	211,000
6.13%, 05/15/28		200	202,500
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	252,301
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		209	219,450
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		220	211,750
Constellium NV(a):
5.75%, 05/15/24		250	244,375
6.63%, 03/01/25		300	298,500
5.88%, 02/15/26(g)		743	711,422
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		276	272,550
3.55%, 03/01/22		705	682,088
3.88%, 03/15/23		1,076	1,028,925
4.55%, 11/14/24		276	264,615
5.40%, 11/14/34		184	163,300
5.45%, 03/15/43(g)		1,675	1,440,500
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)(g)		571	576,710
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		155	160,402
Kaiser Aluminum Corp., 5.88%, 05/15/24		124	125,860
Novelis Corp.(a):
6.25%, 08/15/24		1,122	1,129,012
5.88%, 09/30/26		538	519,170
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	432,482
Steel Dynamics, Inc.:
5.25%, 04/15/23(g)		525	531,563
4.13%, 09/15/25(g)		307	291,650
5.00%, 12/15/26		15	14,925

Security		Par (000)	Value

Metals & Mining (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)	USD	166	$161,020
Teck Resources Ltd.:
4.50%, 01/15/21		20	20,275
5.20%, 03/01/42		308	281,050
5.40%, 02/01/43		87	82,650
United States Steel Corp.:
6.88%, 08/15/25(g)		270	255,825
6.25%, 03/15/26		383	347,094
Vale Overseas Ltd., 6.25%, 08/10/26(g)		680	725,050
VM Holdings SA, 5.38%, 05/04/27(a)(g)		857	849,715

			12,707,729

Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19(g)		150	150,000
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		371	365,899

			515,899

Multiline Retail — 0.0%
Target Corp., 4.00%, 07/01/42(g)		300	293,339

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		225	218,250

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp., 4.50%, 07/15/44(g)		500	452,016
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27(g)		235	228,578
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		65	63,700
Antero Resources Corp.:
5.13%, 12/01/22		92	91,885
5.63%, 06/01/23		123	122,693
5.00%, 03/01/25		500	482,500
Apache Corp., 4.75%, 04/15/43(g)		800	715,969
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a):
10.00%, 04/01/22		244	260,775
7.00%, 11/01/26		207	199,755
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		374	362,780
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		504	479,748
California Resources Corp., 8.00%, 12/15/22(a)(g)		886	714,896
Callon Petroleum Co.:
6.13%, 10/01/24(g)		242	242,605
Series WI, 6.38%, 07/01/26		192	192,480

14

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(g)	USD	263	$259,712
8.25%, 07/15/25		372	383,160
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		327	251,790
Cheniere Corpus Christi Holdings LLC(g):
7.00%, 06/30/24		578	633,632
5.88%, 03/31/25		428	450,881
5.13%, 06/30/27		916	925,160
Cheniere Energy Partners LP, 5.63%, 10/01/26(a)		377	377,890
Chesapeake Energy Corp.:
6.63%, 08/15/20		352	354,640
4.88%, 04/15/22		86	81,700
7.00%, 10/01/24		579	565,249
8.00%, 01/15/25(g)		388	390,421
8.00%, 06/15/27(g)		991	948,882
CNX Resources Corp., 5.88%, 04/15/22(g)		2,234	2,222,830
Comstock Escrow Corp., 9.75%, 08/15/26(a)		218	201,650
CONSOL Energy, Inc., 11.00%, 11/15/25(a)(g)		444	488,400
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)(g)		426	394,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		18	18,158
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(g)		1,295	1,243,200
DCP Midstream Operating LP:
4.75%, 09/30/21(a)		160	160,800
5.38%, 07/15/25		359	366,180
6.45%, 11/03/36(a)(g)		254	255,905
6.75%, 09/15/37(a)(g)		396	403,920
DEA Finance SA, 7.50%, 10/15/22	EUR	100	120,183
Denbury Resources, Inc., 9.25%, 03/31/22(a)(g)	USD	491	482,407
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		145	137,025
5.70%, 10/15/39		38	26,030
4.88%, 11/01/43		340	209,100
Diamondback Energy, Inc.:
4.75%, 11/01/24		137	136,658
4.75%, 11/01/24(a)		170	169,575
5.38%, 05/31/25(g)		367	375,918
Enbridge, Inc., 6.25%, 03/01/78(c)		1,865	1,766,503
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		670	698,475
5.75%, 01/30/28		424	450,500

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP(g):
6.13%, 12/15/45	USD	500	$519,394
5.30%, 04/15/47		350	325,325
EnLink Midstream Partners LP:
4.40%, 04/01/24		281	269,760
4.15%, 06/01/25		28	26,180
4.85%, 07/15/26		258	241,875
5.05%, 04/01/45		91	74,848
5.45%, 06/01/47		244	209,230
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(l)		868	676,170
Enterprise Products Operating LLC, 5.38%, 02/15/78(c)(g)		420	364,885
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		10	7,950
9.38%, 05/01/24(a)		234	124,605
7.75%, 05/15/26(a)		420	386,925
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		124	114,700
5.63%, 02/01/26(g)		643	527,260
Frontera Energy Corp., 9.70%, 06/25/23(a)		697	706,584
Genesis Energy LP/Genesis Energy Finance Corp.(g):
6.50%, 10/01/25		111	104,895
6.25%, 05/15/26		188	172,373
Geopark Ltd., 6.50%, 09/21/24(a)		228	220,590
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)(g)		649	579,232
Gulfport Energy Corp.:
6.63%, 05/01/23		93	92,128
6.38%, 01/15/26		132	122,760
Halcon Resources Corp., 6.75%, 02/15/25(g)		495	381,150
Hess Corp., 4.30%, 04/01/27(g)		750	723,749
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		266	263,340
Impulsora Pipeline LLC, 6.05%, 12/31/42(b)(d)		1,700	1,710,371
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		62	54,250
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		16	15,440
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,562,992
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)		51	50,490
Matador Resources Co., 5.88%, 09/15/26		405	403,481

15

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 6.50%, 01/15/25(a)(g)	USD	441	$433,282
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		338	312,650
Nabors Industries, Inc., 5.75%, 02/01/25(g)		185	160,950
NGPL PipeCo LLC(a):
4.88%, 08/15/27		423	418,770
7.77%, 12/15/37(g)		558	665,214
Noble Holding International Ltd.:
7.75%, 01/15/24		145	121,800
7.88%, 02/01/26(a)(g)		909	840,825
5.25%, 03/15/42		140	84,000
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(i)		351	358,739
Oasis Petroleum, Inc.:
6.88%, 03/15/22		65	64,838
6.88%, 01/15/23		84	83,265
6.25%, 05/01/26(a)		285	270,394
Odebrecht Offshore Drilling Finance(a):
6.72%, 12/01/22(g)	BRL	276	259,222
7.72%, 12/01/26(i)		30	7,785
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)	USD	782	776,135
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		163	167,053
5.38%, 01/15/25(g)		361	358,292
5.25%, 08/15/25		91	90,090
5.63%, 10/15/27		406	402,447
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25(g)		252	250,740
PDC Energy, Inc.:
1.13%, 09/15/21(l)		1,047	946,881
6.13%, 09/15/24		54	52,694
5.75%, 05/15/26		175	164,063
Petrobras Global Finance BV:
8.38%, 05/23/21(g)		126	138,474
6.13%, 01/17/22(g)		310	325,813
5.30%, 01/27/25		908	906,275
8.75%, 05/23/26		637	745,449
6.00%, 01/27/28(g)		1,093	1,090,814
Petroleos Mexicanos:
5.38%, 03/13/22		47	46,413
6.50%, 03/13/27(g)		424	406,828
5.35%, 02/12/28		199	176,926
QEP Resources, Inc.:
6.88%, 03/01/21		91	94,203
5.25%, 05/01/23		254	245,760
5.63%, 03/01/26(g)		498	478,080

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.:
5.88%, 07/01/22	USD	61	$61,153
5.00%, 08/15/22(g)		91	88,384
5.00%, 03/15/23		9	8,604
4.88%, 05/15/25(g)		177	159,743
Resolute Energy Corp., 8.50%, 05/01/20(g)		492	493,230
Rowan Cos., Inc., 4.88%, 06/01/22		281	248,840
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		10	10,750
Sanchez Energy Corp.(g):
7.75%, 06/15/21		1,075	198,875
7.25%, 02/15/23(a)		139	117,108
SESI LLC:
7.13%, 12/15/21		100	88,750
7.75%, 09/15/24		235	183,887
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23(g)		144	145,080
5.38%, 09/30/25		355	342,504
Shell International Finance BV, 4.38%, 05/11/45(g)		450	477,661
SM Energy Co.:
6.13%, 11/15/22		56	56,140
5.00%, 01/15/24		380	359,096
5.63%, 06/01/25(g)		496	473,680
6.75%, 09/15/26(g)		42	41,376
6.63%, 01/15/27		71	69,224
Southwestern Energy Co.:
6.20%, 01/23/25		136	131,920
7.50%, 04/01/26(g)		207	212,692
7.75%, 10/01/27(g)		466	479,980
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	968,704
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23		372	366,420
5.50%, 02/15/26		120	118,499
5.88%, 03/15/28		147	143,509
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		31	30,923
5.50%, 09/15/24(g)		572	573,430
5.50%, 01/15/28(g)		1,064	1,037,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		16	16,020
5.13%, 02/01/25		321	315,382
5.88%, 04/15/26(a)(g)		325	327,844
6.50%, 07/15/27(a)		384	395,996
5.00%, 01/15/28(g)		510	479,081
6.88%, 01/15/29(a)		806	838,707
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		77	77,877

16

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	USD	250	$251,082
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(h)		405	411,277
Vantage Drilling International, 9.25%, 11/15/23(a)		157	159,355
Weatherford International Ltd., 5.13%, 09/15/20(g)		260	200,200
Whiting Petroleum Corp., 6.63%, 01/15/26(g)		274	268,520
WildHorse Resource Development Corp., 6.88%, 02/01/25		188	190,312
Williams Partners LP, 4.50%, 11/15/23(g)		1,750	1,797,980
WPX Energy, Inc.:
8.25%, 08/01/23		133	147,963
5.25%, 09/15/24(g)		143	140,855
YPF SA, 8.50%, 07/28/25		906	886,974

			59,131,675

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(a)		182	184,275

Pharmaceuticals — 2.2%
AbbVie, Inc., 4.45%, 05/14/46(g)		1,000	898,198
Allergan Funding SCS, 4.75%, 03/15/45(g)		500	482,278
Allergan Sales LLC, 5.00%, 12/15/21(a)(g)		718	744,349
Bausch Health Cos., Inc.:
5.63%, 12/01/21(a)(g)		430	430,537
5.50%, 03/01/23(a)(g)		2,119	2,055,430
4.50%, 05/15/23	EUR	452	511,603
5.88%, 05/15/23(a)(g)	USD	702	687,082
7.00%, 03/15/24(a)(g)		566	594,640
6.13%, 04/15/25(a)		145	137,025
5.50%, 11/01/25(a)(g)		1,889	1,877,194
9.00%, 12/15/25(a)		246	262,298
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		348	354,960
CVS Health Corp., 5.05%, 03/25/48(g)		1,110	1,139,467
Elanco Animal Health, Inc., 4.90%, 08/28/28(a)		363	375,752
Endo Finance LLC, 5.75%, 01/15/22(a)		50	45,375
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(a)(g)		620	506,075
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)(g)		1,548	1,540,260
MEDNAX, Inc., 6.25%, 01/15/27(a)		152	153,140
Mylan NV, 3.95%, 06/15/26(g)		650	614,029
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	115,916
Rossini Sarl, 6.75%, 10/30/25		216	252,796

Security		Par (000)	Value

Pharmaceuticals (continued)
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)(g)	USD	190	$200,213
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	145	171,543
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	121,249
Valeant Pharmaceuticals International, Inc.(a):
9.25%, 04/01/26	USD	257	276,275
8.50%, 01/31/27		566	591,470

			15,139,154

Real Estate Management & Development — 0.8%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	111,346
2.13%, 02/06/24		100	111,392
3.00%, 04/27/26		100	111,231
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	208	206,440
Howard Hughes Corp., 5.38%, 03/15/25(a)(g)		218	216,834
Newmark Group, Inc., 6.13%, 11/15/23(a)		128	127,724
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(g)		4,360	4,054,800
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 04/15/19(a)(g)		205	205,000
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,197

			5,258,964

Road & Rail — 1.0%
Avis Budget Finance PLC, 4.75%, 01/30/26		177	193,477
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	522,219
CMA CGM SA, 5.25%, 01/15/25	EUR	100	97,400
EC Finance PLC, 2.38%, 11/15/22		200	226,917
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)	USD	203	168,998
Herc Rentals, Inc.(a):
7.50%, 06/01/22		59	61,729
7.75%, 06/01/24(g)		199	211,935
Hertz Corp., 7.63%, 06/01/22(a)(g)		478	475,753
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	112,974
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(g)	USD	4,000	4,050,000
Loxam SAS, 3.50%, 05/03/23	EUR	100	116,297

17

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail (continued)
Union Pacific Corp., 4.05%, 11/15/45(g)	USD	500	$470,245

			6,707,944

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		89	96,565
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(g)		2,600	2,388,993
Qorvo, Inc., 5.50%, 07/15/26(a)		500	496,250
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	396,373
Sensata Technologies BV, 5.00%, 10/01/25(a)		314	315,570
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(a)		222	230,325

			3,924,076

Software — 2.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)(g)		755	778,783
CA, Inc., 3.60%, 08/15/22(g)		660	649,480
CDK Global, Inc., 4.88%, 06/01/27(g)		1,080	1,047,600
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)(g)		975	1,045,687
Infor US, Inc., 6.50%, 05/15/22(g)		2,690	2,737,075
Informatica LLC, 7.13%, 07/15/23(a)(g)		1,011	1,013,527
Microsoft Corp., 3.70%, 08/08/46(g)		1,750	1,737,890
Nuance Communications, Inc.:
5.38%, 08/15/20(a)		31	31,116
6.00%, 07/01/24(g)		204	206,040
5.63%, 12/15/26		153	149,940
Oracle Corp., 4.00%, 07/15/46(g)		1,500	1,440,452
PTC, Inc., 6.00%, 05/15/24(g)		269	278,751
RP Crown Parent LLC, 7.38%, 10/15/24(a)(g)		595	605,413
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)(g)		1,828	1,983,343
TIBCO Software, Inc., 11.38%, 12/01/21(a)(g)		929	977,773

			14,682,870

Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(g)		395	396,975
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)(g)		384	372,480
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		53	50,880
L Brands, Inc.:
6.88%, 11/01/35(g)		478	409,885
6.75%, 07/01/36		79	66,755

Security		Par (000)	Value

Specialty Retail (continued)
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)	USD	400	$388,743
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	31,280
PVH Corp., 3.13%, 12/15/27	EUR	114	126,691
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	113,225
Tendam Brands SAU, 5.00%, 09/15/24	EUR	100	109,882

			2,066,796

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc., 4.65%, 02/23/46(g)	USD	1,500	1,644,308
Dell International LLC/EMC Corp.(a):
4.42%, 06/15/21		25	25,429
7.13%, 06/15/24(g)		1,004	1,059,273
6.02%, 06/15/26(g)		170	177,814
8.35%, 07/15/46(g)		100	117,805
Western Digital Corp., 4.75%, 02/15/26(g)		976	907,680

			3,932,309

Textiles, Apparel & Luxury Goods — 0.0%
SMCP Group SAS, 5.88%, 05/01/23	EUR	49	57,511

Thrifts & Mortgage Finance — 0.1%
Bracken MidCo1 PLC, 8.88%, 10/15/23(i)	GBP	100	123,736
Jerrold Finco PLC, 6.25%, 09/15/21		100	130,734
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(g):
5.25%, 03/15/22	USD	27	27,135
5.25%, 10/01/25		338	313,495

			595,100

Tobacco — 0.3%
Altria Group, Inc., 4.50%, 05/02/43(g)		750	632,466
Philip Morris International, Inc., 4.38%, 11/15/41(g)		900	838,631
Reynolds American, Inc., 5.85%, 08/15/45		715	693,926

			2,165,023

Trading Companies & Distributors — 0.0%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 05/30/21(a)		77	77,571

Transportation Infrastructure — 0.2%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(g)		1,061	1,120,681

18

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)(g)	USD	520	$512,275

			1,632,956

Utilities — 0.4%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	113,828
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	1,061	937,659
Stoneway Capital Corp., 10.00%, 03/01/27(a)(g)		1,022	955,303
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		98	99,225
5.63%, 02/15/27(h)		490	492,450

			2,598,465

Wireless Telecommunication Services — 1.7%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,033,346
CoreCivic, Inc., 4.75%, 10/15/27		200	170,250
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		190	190,475
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	113,075
Matterhorn Telecom SA(3 mo. EURIBOR + 3.25%), 3.25%, 02/01/23(d)		14	16,214
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)	USD	160	148,400
SBA Communications Corp.(g):
4.00%, 10/01/22		475	469,062
4.88%, 09/01/24		1,516	1,517,895
Sprint Capital Corp., 6.90%, 05/01/19		155	156,008
Sprint Corp.:
7.88%, 09/15/23(g)		1,416	1,504,500
7.13%, 06/15/24(g)		1,658	1,696,341
7.63%, 02/15/25		299	312,545
7.63%, 03/01/26(g)		1,993	2,070,229
T-Mobile USA, Inc.:
4.00%, 04/15/22(g)		234	231,075
6.38%, 03/01/25		220	228,250
6.50%, 01/15/26		286	302,445
4.50%, 02/01/26(g)		556	542,100
4.75%, 02/01/28(g)		942	903,142
Wind Tre SpA, 3.13%, 01/20/25	EUR	200	201,736

			11,807,088

Total Corporate Bonds — 65.9% (Cost — $455,328,936)			448,605,741

Security		Par (000)	Value

Floating Rate Loan Interests(d) — 12.8%

Aerospace & Defense — 0.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 08/18/24	USD	467	$454,853
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.27%, 11/29/25(b)		65	65,163
DAE Aviation Holdings, Inc.(n):
2019 Term Loan B 01/23/26		135	133,774
CAD Term Loan 01/23/26		72	71,921
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.51%, 04/30/25		62	60,716

			786,427

Auto Components — 0.0%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.80%, 05/16/24		214	204,767

Auto Parts — 0.0%
Mavis Tire Express Services Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.77%, 03/20/25		88	85,148
2018 Delayed Draw Term Loan, (UNFND + 2.00%), 2.00%, 03/20/25		12	—

			85,148

Building Products — 0.1%
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.55%, 04/12/25		519	493,676

Chemicals — 0.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.80%, 01/31/24		558	540,528
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 06/28/24		60	59,673
Invictus US LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 03/28/25		31	30,072
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.25%, 03/25/26(b)		59	58,607
Messer Industries LLC, 2018 USD Term Loan, 10/01/25(n)		572	559,060

19

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 10/01/25	USD	669	$653,533

			1,901,473

Commercial Services & Supplies — 0.5%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 9.00%, 08/04/25		514	516,570
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 05/30/25		576	555,292
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 7.00%, 08/27/25		1,561	1,546,421
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.50%, 10/10/24		497	454,995
West Corporation, 2018 Term Loan B1, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 10/10/24		86	77,512

			3,150,790

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.96%, 06/21/24		1,776	1,699,568
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/23/25		441	417,644

			2,117,212

Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 07/12/24		71	69,656
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 04/26/24		40	39,904

			109,560

Diversified Financial Services — 7.0%
Aviron Capital LLC, 2017 Term Loan, (3 mo. LIBOR + 5.00%), 7.74%, 07/17/20(b)		63,318	47,716,455

Security		Par (000)	Value

Diversified Financial Services (continued)
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.00%, 09/06/25	USD	68	$65,203

			47,781,658

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 01/31/25		805	768,440
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 5.25%, 03/31/21		451	436,842
Sprint Communications, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/02/24		759	747,144

			1,952,426

Electric Utilities — 0.0%
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.51%, 12/31/25		70	68,169

Energy Equipment & Services — 0.2%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.52%, 03/01/24		174	138,706
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.26%, 11/08/22		865	860,675
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.93%, 07/13/20(b)		364	347,473

			1,346,854

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 10/10/23		70	66,723
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 5.26%, 10/30/22		110	109,231

			175,954

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.30%, 07/31/25		305	295,315

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.83%, 06/08/20		1,023	1,020,867

20

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.80%, 06/15/21(b)	USD	848	$842,152

			1,863,019

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 06/30/25		173	171,759
Concentra, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 9.02%, 06/01/23		262	260,253
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 10/10/25		1,007	946,958
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25(b)		272	269,934
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		67	68,006
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.25%, 04/29/22		251	250,110
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/06/24(b)		121	108,401

			2,075,421

Health Care Technology — 0.0%
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.51%, 10/10/25		103	101,241

Hotels, Restaurants & Leisure — 0.4%
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 6.02%, 08/14/23		36	35,627
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.76%, 02/05/25		231	225,243
Las Vegas Sands LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 03/27/25		695	681,147
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 10/15/25		84	82,827

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.30%, 07/10/25	USD	1,507	$1,490,754

			2,515,598

Household Products — 0.0%
Energizer Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 06/20/25		73	72,452

Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23		361	334,766
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.52%, 11/28/21		200	196,206

			530,972

Insurance — 0.1%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.26%, 05/09/25		61	58,292
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 12/31/25		787	766,011

			824,303

Internet Software & Services — 0.0%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/06/24(b)		173	163,619

IT Services — 0.0%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.30%, 08/01/24		176	158,637
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		75	64,781

			223,418

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 08/30/24		101	97,426

Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 10/01/25		208	204,057

21

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 03/28/25	USD	787	$740,246

			944,303

Media — 0.6%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.51%, 08/14/26		450	423,557
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 4.00%, 03/31/23		1,287	1,260,875
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 11/27/23		107	106,048
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 01/02/24		330	333,689
2017 Term Loan B5, (Fixed + 6.63%), 6.63%, 01/02/24		1,841	1,838,759
PSAV Holdings LLC, 1.00% Floor):
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 5.88%, 03/01/25		150	142,999
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 9.78%, 09/01/25		87	81,043

			4,186,970

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.76%, 10/25/20		323	285,469

Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 05/10/25(n)		1,957	1,872,947

Oil, Gas & Consumable Fuels — 0.3%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.37%, 11/03/25		103	97,850
California Resources Corp., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 7.25%, 12/31/22		1,073	1,049,545
Second Out Term Loan, (1 mo. LIBOR + 10.38%, 12.87%, 12/31/21		724	756,071

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 9.05%, 11/28/22	USD	358	$360,133

			2,263,599

Pharmaceuticals — 0.2%
Bausch Health Companies Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.26%, 11/27/25		256	252,264
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		648	640,487
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.51%, 06/02/25		397	392,438

			1,285,189

Software — 1.0%
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 7.05%, 10/02/25		315	307,328
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 5.50%, 04/26/24		131	127,726
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 9.25%, 04/27/25		40	39,375
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		264	241,517
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 10/01/25		3,769	3,615,712
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/01/22		128	127,401
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.79%, 11/01/24		623	631,425
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 6.25%, 09/30/24		119	118,306
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 11/29/24		242	231,247
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.75%, 12/01/25		112	109,256

22

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.76%, 08/01/25	USD	111	$108,156
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/30/25		72	69,107
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		142	138,615
SS&C Technologies, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		401	392,757
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		268	263,024
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 05/01/24		154	150,979

			6,671,931

Specialty Retail — 0.0%
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24(b)		143	140,600

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.05%, 08/12/22(b)		306	302,488

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.77%, 01/02/25		152	147,352

Transportation — 0.0%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 8.50%, 06/15/23(b)		30	28,919

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24		91	82,267

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.80%, 09/09/21(b)		227	224,524

Total Floating Rate Loan Interests — 12.8% (Cost — $103,892,734)			87,373,456

Security		Par (000)	Value

Foreign Agency Obligations — 4.8%
Argentine Republic Government International Bond:
7.50%, 04/22/26	USD	3,437	$3,041,745
7.63%, 04/22/46		2,767	2,241,270
Colombia Government International Bond:
4.50%, 01/28/26(g)		337	347,447
3.88%, 04/25/27(g)		1,216	1,201,408
4.50%, 03/15/29		826	845,411
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	2,950	3,528,986
Egypt Government International Bond, 5.75%, 04/29/20	USD	2,360	2,383,600
Iceland Government International Bond, 5.88%, 05/11/22		3,415	3,728,434
Indonesia Government International Bond:
4.75%, 01/08/26		670	698,475
4.10%, 04/24/28(g)		774	771,097
5.35%, 02/11/49		495	533,810
Indonesia Treasury Bond:
7.88%, 04/15/19	IDR	35,807,000	2,563,958
8.38%, 09/15/26		17,965,000	1,308,330
Mexico Government International Bond:
4.15%, 03/28/27	USD	730	718,138
3.75%, 01/11/28		200	190,700
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,680	3,900,506
Qatar Government International Bond, 5.10%, 04/23/48(a)		330	354,338
Republic of South Africa Government International Bond, 5.88%, 05/30/22		1,334	1,404,035
Russian Foreign Bond - Eurobond:
4.75%, 05/27/26		400	407,000
4.25%, 06/23/27		600	586,500
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	203,250
4.50%, 04/17/30		764	778,325
5.25%, 01/16/50(a)		200	205,500
Turkey Government International Bond, 6.25%, 09/26/22		467	475,173

Total Foreign Agency Obligations — 4.8% (Cost — $33,486,382)			32,417,436

Non-Agency Mortgage-Backed Securities — 16.0%

Collateralized Mortgage Obligations — 15.8%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 2.87%, 11/25/46(d)		5,391	2,717,470

23

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 2.75%, 03/25/36(d)	USD	9,080	$8,644,431
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 3.16%, 07/25/37(d)		4,026	1,972,558
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		2,223	1,486,501
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(c)		8,634	8,405,704
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.30%, 11/25/36(c)		4,563	4,276,873
Countrywide Alternative Loan Trust:
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.96%, 05/25/35(d)		2,937	2,695,171
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.91%, 12/25/36(d)		2,379	683,058
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		2,479	1,705,526
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.58%, 11/20/46(d)		5,664	3,930,102
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,786	1,250,690
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 3.10%, 11/25/46(d)		8,075	7,119,932
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 2.70%, 10/25/46(d)		5,557	5,301,759
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 2.63%, 12/25/46(d)		3,457	3,245,941
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 2.72%, 07/25/46(d)		6,670	5,559,245
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 2.70%, 07/25/46(d)		2,465	2,358,143
Series 2007-12T1, Class A22, 5.75%, 06/25/37		4,938	3,523,361
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,396	1,757,243
Series 2007-22, Class 2A16, 6.50%, 09/25/37		8,951	6,015,812
Series 2007-23CB, Class A1, 6.00%, 09/25/37		6,370	5,101,267

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 2.86%, 04/25/37(d)	USD	3,585	$2,836,286
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 3.09%, 03/25/47(d)		4,024	3,336,636
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 2.71%, 04/25/46(d)		7,623	7,017,678
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 4.24%, 05/26/37(a)(b)(e)		10,100	8,382,671
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(c)		8,063	2,975,937
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 3.11%, 08/25/36(d)		6,527	1,783,055
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 3.02%, 05/25/47(d)		4,020	3,742,836

			107,825,886

Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT, Class G, (1 mo. LIBOR + 1.59%), 4.11%, 08/13/27(a)(d)		1,040	1,031,911

Total Non-Agency Mortgage-Backed Securities — 16.0% (Cost — $109,661,467)			108,857,797

Preferred Securities – 16.3%

Capital Trusts — 12.0%

Banks (k) — 4.4%
ABN AMRO Bank NV, 5.75%(j)		200	237,985
Banco Bilbao Vizcaya Argentaria SA:
6.13%(c)		2,000	1,762,500
8.88%(j)		200	255,246
Banco Santander SA, 6.25%(j)		100	112,128
Bankia SA, 6.38%(c)		200	226,058
BNP Paribas SA, 7.20%(a)(g)(j)		4,000	4,182,480
Capital One Financial Corp., Series E, 5.55%(g)(j)		3,500	3,528,000

24

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
CIT Group, Inc., Series A, 5.80%(g)(j)	282	$269,499
Citigroup, Inc.(j):
5.90%(g)	2,250	2,272,500
Series P, 5.95%(g)	3,700	3,681,500
Series T, 6.25%	153	158,355
Fifth Third Bancorp, Series J, 4.90%(j)	3,000	2,947,500
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.94%(d)	100	71,000
Intesa Sanpaolo SpA, 7.00%(j)	234	273,513
Wells Fargo & Co.(g)(j):
Series S, 5.90%	8,905	8,994,050
Series U, 5.88%	700	726,250
		29,698,564

Capital Markets(k) — 1.1%
Goldman Sachs Group, Inc., Series P, 5.00%(c)(g)	278	256,107
Morgan Stanley, Series H, 5.45%(g)(j)	5,007	5,013,259
State Street Corp., Series F, 5.25%(g)(j)	1,875	1,882,031
UBS Group Funding Switzerland AG, 5.75%(j)	200	247,651
		7,399,048

Chemicals — 0.0%
Solvay Finance SA, 5.12%(j)(k)	100	122,758

Diversified Financial Services(k) — 4.7%
ATF Netherlands BV, 3.75%(j)	100	113,144
Bank of America Corp.(j):
Series AA, 6.10%	3,820	4,015,775
Series DD, 6.30%	40	43,068
Series U, 5.20%(g)	1,750	1,758,750
Series V, 5.13%(g)	705	701,475
Series X, 6.25%(g)	6,175	6,502,275
Bank of New York Mellon Corp., Series D, 4.50%(g)(j)	4,567	4,201,640
Credit Agricole SA, 6.50%(j)	100	122,398
HBOS Capital Funding LP, 6.85%	200	201,000
HSBC Holdings PLC(g):
6.00%(j)	695	668,937
6.25%(c)	310	308,450
6.50%(c)	655	638,625
JPMorgan Chase & Co.(g)(j):
Series Q, 5.15%	5,500	5,449,125
Series R, 6.00%	228	233,700
Series V, 5.00%	3,830	3,810,850
Royal Bank of Scotland Group PLC, 8.63%(j)(k)	200	212,940
Societe Generale SA, 6.75%(a)(c)(g)(k)	3,000	2,737,500

Security	Par (000)	Value

Diversified Financial Services (continued)
UBS Group Funding Switzerland AG, 5.00%(c)(k)	200	$174,000

		31,893,652

Diversified Telecommunication Services(j)(k) — 0.1%
Telefonica Europe BV:
3.75%	100	117,075
4.20%	300	352,394
5.88%	100	125,190

		594,659

Electric Utilities(j) — 1.1%
Electricite de France SA, 5.25%(a)(g)(k)	7,500	7,425,000
RWE AG, 2.75%, 04/21/75	20	23,112

		7,448,112

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	100	116,578

Industrial Conglomerates — 0.2%
General Electric Co., Series D, 5.00%(g)(j)(k)	1,383	1,210,125

Insurance(g)(j) — 0.4%
Allstate Corp., Series B, 5.75%, 08/15/53	2,000	1,990,000
Voya Financial, Inc., 5.65%, 05/15/53	1,090	1,057,300

		3,047,300

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 4.13%(j)(k)	100	118,885

Total Capital Trusts — 12.0% (Cost — $82,074,505)		81,649,681

	Shares

Preferred Stocks — 4.3%

Banks — 0.3%
Citigroup, Inc., Series K, 6.88%(j)	75,000	1,950,000

Capital Markets(j) — 2.1%
Goldman Sachs Group, Inc., Series J, 5.50%	395,017	9,910,976
Morgan Stanley:
Series F, 6.88%	100,000	2,700,000
Series K, 5.85%	60,125	1,526,574

25

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Share	Value

Capital Markets (continued)
SCE Trust III, Series H, 5.75%		23,730	$492,160

			14,629,710

Equity Real Estate Investment Trusts (REITs)(k) — 1.9%
Firstar Realty LLC, 8.88%(a)		10,000	11,300,000
SunTrust Real Estate Investment Corp., 9.00%(a)(b)		15	1,684,377

			12,984,377

Total Preferred Stocks — 4.3% (Cost — $31,347,698)			29,564,087

Total Preferred Securities — 16.3% (Cost — $113,422,203)			111,213,768

		Par (000)

U.S. Government Sponsored Agency Securities — 9.9%

Collateralized Mortgage Obligations — 0.8%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44(g)	USD	5,192	5,348,794

Mortgage-Backed Securities — 9.1%
Fannie Mae Mortgage-Backed Securities(g):
4.00%, 11/01/47 - 04/01/56		19,684	20,257,051
4.50%, 09/01/48 - 07/01/55		39,879	41,882,305

			62,139,356

Total U.S.Government Sponsored Agency Securities — 9.9% (Cost — $68,369,922)			67,488,150

U.S. Treasury Obligations — 2.9%
U.S. Treasury Note(g):
2.88%, 10/31/20		5,000	5,032,422
2.75%, 09/30/20		2,700	2,710,969
2.75%, 08/31/25		7,000	7,097,070

Security		Par (000)	Value

U.S. Treasury Obligations (continued):
3.00%, 09/30/25	USD	4,500	$4,632,715

Total U.S. Treasury Obligations — 2.9% (Cost — $19,087,885)			19,473,176

		Shares

Warrants — 0.0%

Diversified Financial Services — 0.0%
Aviron Capital LLC(o)		38,421,624	384

Total Warrants — 0.0% (Cost — $—)			384

Total Long-Term Investments — 151.1% (Cost — $1,053,784,273)			1,028,680,850

		Par (000)

Short-Term Securities — 2.3%

Foreign Agency Obligations — 0.3%
Egypt Treasury Bills, 0.00%, 04/02/19(m)	EGP	40,125	2,202,902

Total Foreign Agency Obligations — 0.3% (Cost — $2,173,526)			2,202,902

		Shares

Money Market Fund — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(p)(q)		13,505,941	13,505,941

Total Money Market Fund — 2.0% (Cost — $13,505,941)			13,505,941

Total Short-Term Securities — 2.3% (Cost — $15,679,467)			15,708,843

Total Investments — 153.4% (Cost — $1,069,463,740)			1,044,389,693

Liabilities in Excess of Other Assets — (53.4)%			(363,458,765)

Net Assets — 100.0%			$680,930,928

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Amount is less than $500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

26

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	All or a portion of the security is held by a wholly-owned subsidiary.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	13,505,941	13,505,941	$13,505,941	$31,099	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

BRL — Brazilian Real

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

MXN — Mexican Peso

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

PIK — Payment-In-Kind

REMIC — Real Estate Mortgage Investment Conduit

27

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	09/10/18	Open	$291,555	$294,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	191,625	193,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	217,035	219,505	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	408,688	413,339	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	209,528	211,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	318,835	322,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	183,180	185,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	292,410	295,738	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	914,338	924,743	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	216,213	218,673	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	229,323	231,932	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	157,590	159,383	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	422,300	427,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	180,180	182,218	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	230,850	233,461	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	209,925	212,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	435,750	440,678	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	227,960	230,538	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	221,253	223,755	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	173,775	175,740	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	296,140	299,489	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	335,200	338,991	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	245,180	247,953	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	665,125	672,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	300,120	303,514	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	253,530	256,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/12/18	Open	313,320	316,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/13/18	Open	816,140	825,251	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/14/18	Open	173,400	175,127	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	09/14/18	Open	118,750	119,932	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	115,900	117,169	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	324,815	328,371	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	675,315	682,708	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	215,970	218,334	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	248,820	251,544	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	583,255	589,640	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	130,900	132,333	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	216,645	219,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	210,013	212,312	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	20,563	20,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	298,150	301,414	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	822,165	831,165	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	199,565	201,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	333,325	336,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	172,200	174,085	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	233,373	235,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	240,470	243,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	946,890	957,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	431,950	436,679	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	323,850	327,395	Corporate Bonds	Open/Demand

28

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	09/14/18	Open	$729,605	$737,592	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	1,947,668	1,968,989	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	200,340	202,533	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	255,000	257,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	357,870	361,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	83,363	84,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	403,425	407,841	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	1,238,790	1,252,351	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	266,985	269,908	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	167,983	169,821	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	332,500	336,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	273,600	276,595	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	252,395	255,158	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	98,910	99,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	217,350	219,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	281,325	284,405	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	166,250	168,070	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	209,990	212,289	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	137,618	139,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	404,250	408,675	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	409,078	413,556	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	681,120	688,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	285,830	288,959	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	282,900	285,997	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	335,340	339,011	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	236,338	238,925	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	116,188	117,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	397,500	401,852	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	109,855	111,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.45	09/19/18	Open	385,875	389,394	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	809,933	817,771	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	71,775	72,470	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	63,990	64,609	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	168,100	169,727	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	1,885,438	1,903,684	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	379,500	383,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	684,125	690,746	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	1,220,625	1,232,438	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	265,688	268,259	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	696,658	703,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	882,750	891,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	560,298	565,720	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	208,098	210,111	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	21,803	22,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	346,040	349,389	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	201,825	203,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	891,938	900,569	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	228,790	231,229	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	350,960	354,701	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	145,230	146,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	363,800	367,677	Corporate Bonds	Open/Demand

29

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	09/20/18	Open	$756,000	$764,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	172,890	174,733	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	1,068,930	1,080,323	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	118,538	119,801	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	141,930	143,443	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	1,544,630	1,561,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	159,125	160,821	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	318,565	321,960	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	332,910	336,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	370,880	374,833	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	137,250	138,713	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	200,175	202,309	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	150,068	151,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	151,368	152,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	130,615	132,007	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	804,000	812,569	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	118,793	120,059	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	151,810	153,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	135,725	137,172	Corporate Bonds	Open/Demand
UBS Securities LLC	2.80	09/20/18	Open	3,410,731	3,443,934	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	279,650	282,527	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	768,400	776,306	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	379,225	383,127	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	355,260	358,915	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	405,350	409,521	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	283,511	286,428	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	3,468,400	3,504,086	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	273,700	276,516	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.80	09/27/18	Open	302,270	305,272	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	09/28/18	Open	1,564,806	1,580,054	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/01/18	Open	143,019	144,437	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/04/18	Open	276,223	278,874	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/04/18	Open	250,920	253,328	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	10/09/18	Open	2,545,000	2,565,371	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	10/12/18	Open	1,012,095	1,020,017	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	213,038	214,859	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	1,417,460	1,429,576	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	540,960	545,584	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	489,375	493,558	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	111,471	112,424	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	527,461	531,970	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	127,410	128,499	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	188,700	190,313	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	550,078	554,779	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/12/18	Open	1,061,524	1,070,597	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.68	10/15/18	Open	6,877,500	6,926,177	U.S. Treasury Obligations	Open/Demand

30

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	2.68%	10/15/18	Open	$2,696,625	$2,715,421	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	2.79	10/15/18	Open	630,487	635,543	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/15/18	Open	182,125	183,729	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	10/18/18	Open	637,583	641,018	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	3.05	10/18/18	Open	347,650	350,602	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	10/22/18	Open	547,336	551,718	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	10/22/18	Open	470,000	473,828	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/25/18	Open	137,175	138,264	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.63	10/29/18	Open	4,500,000	4,527,485	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	3.05	10/30/18	Open	182,865	184,244	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/30/18	Open	78,030	78,618	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/31/18	Open	195,540	197,015	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	11/02/18	Open	156,513	157,612	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/02/18	Open	320,075	322,362	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.09	11/06/18	Open	928,173	932,807	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.68	11/07/18	Open	5,000,000	5,027,813	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.95	11/08/18	Open	1,269,100	1,277,566	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	11/08/18	Open	265,500	267,350	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/08/18	Open	113,685	114,461	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/08/18	Open	369,195	371,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	11/14/18	Open	2,193,728	2,206,196	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/14/18	Open	188,800	189,999	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	11/15/18	Open	371,000	373,182	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	11/15/18	Open	131,198	131,969	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.80	11/15/18	Open	936,563	942,171	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	1,838,000	1,849,334	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	2,332,000	2,346,381	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	1,721,000	1,731,613	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	162,180	163,170	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	66,600	67,006	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	246,750	248,298	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	389,570	392,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	420,050	422,685	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	159,840	160,843	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	254,435	256,031	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	244,800	246,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	369,313	371,629	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	676,400	680,643	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	163,255	164,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	184,275	185,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	82,418	82,920	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	174,125	175,217	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	188,583	189,766	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	484,380	487,419	Corporate Bonds	Open/Demand

31

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	11/15/18	Open	$461,438	$464,332	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	269,675	271,367	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	525,653	528,950	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	1,249,203	1,257,040	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	76,800	77,282	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	364,770	367,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	266,880	268,554	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	321,850	323,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	429,570	432,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	2,187,760	2,201,485	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	493,695	496,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	190,575	191,771	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	298,775	300,649	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	151,700	152,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/27/18	Open	177,637	178,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/27/18	Open	802,556	806,892	Corporate Bonds	Open/Demand
UBS Securities LLC	2.78	11/27/18	Open	794,330	798,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.86	11/28/18	Open	135,975	136,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	11/30/18	Open	128,936	129,561	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	11/30/18	Open	603,520	606,680	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	11/30/18	Open	695,000	698,639	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	11/30/18	Open	708,000	711,161	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/06/18	Open	1,196,520	1,202,132	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/10/18	Open	156,000	156,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/11/18	Open	1,925,235	1,932,780	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.85	12/11/18	Open	297,825	299,027	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	703,030	705,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	168,950	169,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	360,800	362,321	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/11/18	Open	730,335	733,310	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/11/18	Open	91,390	91,762	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.08	12/12/18	Open	94,435	94,830	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	144,450	145,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	91,640	92,019	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	255,825	256,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	194,910	195,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	288,435	289,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	213,665	214,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	119,178	119,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	224,000	224,926	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	383,675	385,262	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	12/13/18	Open	166,750	167,358	Capital Trusts	Open/Demand
Barclays Bank PLC	2.90	12/13/18	Open	673,200	675,778	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.95	12/13/18	Open	4,331,250	4,348,232	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	451,500	453,290	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	7,953,000	7,983,785	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	171,911	172,573	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	754,050	757,040	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	2,987,750	2,999,668	Capital Trusts	Open/Demand

32

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	3.00%	12/13/18	Open	$1,460,188	$1,466,012	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	641,996	644,542	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	548,800	550,989	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	1,923,750	1,931,424	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	451,131	452,931	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	2,953,125	2,964,905	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	465,750	467,597	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	773,900	776,987	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	3,882,938	3,898,426	Capital Trusts	Open/Demand
Barclays Bank PLC	3.05	12/13/18	Open	976,875	980,815	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.05	12/13/18	Open	382,200	383,742	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.10	12/13/18	Open	386,715	388,301	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.95	12/13/18	Open	262,125	262,439	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.70	12/13/18	Open	120,803	121,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	12/13/18	Open	196,306	197,079	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.05	12/13/18	Open	169,223	169,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	12/13/18	Open	337,125	338,355	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	245,305	246,284	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	235,058	235,995	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	238,210	239,160	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	264,308	265,362	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	217,493	218,360	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	294,401	295,576	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	216,118	216,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	207,225	208,052	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	253,980	254,993	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	230,740	231,660	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.10	12/13/18	Open	302,670	303,919	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	291,375	292,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	613,800	616,073	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	300,655	301,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	57,960	58,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	170,595	171,287	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	209,300	210,149	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	213,290	214,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.76	12/14/18	Open	7,418,125	7,443,709	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.84	12/14/18	Open	454,375	455,989	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.85	12/14/18	Open	433,950	435,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	673,125	675,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	2,183,000	2,190,919	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	5,128,750	5,147,356	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	462,500	464,178	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	240,530	241,403	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	265,169	266,131	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	250,560	251,469	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	266,490	267,457	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	204,549	205,291	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	227,370	228,195	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	12/14/18	Open	253,575	254,495	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	12/14/18	Open	972,770	976,361	Corporate Bonds	Open/Demand

33

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.95%	12/14/18	Open	$483,378	$485,162	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	12/14/18	Open	80,535	80,832	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	12/14/18	Open	2,010,938	2,018,490	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	179,220	179,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	221,705	222,571	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	1,265,886	1,270,863	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	650,508	653,049	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	470,308	472,145	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	12/14/18	Open	1,593,753	1,599,979	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	12/14/18	Open	641,250	643,699	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	12/14/18	Open	439,313	440,990	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	12/14/18	Open	100,704	101,088	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	12/14/18	Open	648,750	651,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	12/14/18	Open	103,320	103,715	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.07	12/14/18	Open	288,880	289,991	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.08	12/14/18	Open	402,960	404,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	12/14/18	Open	529,751	531,802	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	12/14/18	Open	356,470	357,859	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	12/14/18	Open	289,820	290,949	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	12/14/18	Open	333,120	334,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.12	12/14/18	Open	328,500	329,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.12	12/14/18	Open	472,023	473,868	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	3,318,000	3,328,977	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	12/14/18	Open	550,000	551,995	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	175,500	176,112	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	452,500	454,078	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	407,028	408,447	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	623,000	625,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,174,400	1,178,495	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	2,236,000	2,243,797	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	960,000	963,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	502,500	504,252	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	628,125	630,315	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	570,975	572,966	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	828,750	831,640	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	342,320	343,514	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,421,250	1,426,206	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	882,500	885,577	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	555,000	556,935	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	378,000	379,318	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	232,400	233,210	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	473,750	475,402	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	559,000	560,949	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	705,000	707,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	699,375	701,814	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	445,000	446,552	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	376,000	377,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	340,000	341,186	Corporate Bonds	Open/Demand

34

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.79%	12/14/18	Open	$333,000	$334,161	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	827,500	830,386	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	236,875	237,701	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	940,000	943,278	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	471,250	472,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	534,000	535,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,005,000	1,008,505	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	435,000	436,517	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	907,500	910,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,353,750	1,358,471	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	372,000	373,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	415,000	416,447	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	249,000	249,868	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	226,875	227,666	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,090,625	1,094,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	680,625	682,998	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	714,375	716,866	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	428,625	430,120	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	430,000	431,500	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,413,750	1,418,680	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	942,500	945,787	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	266,600	267,530	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	334,850	336,018	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	392,000	393,367	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	447,500	449,061	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	433,125	434,635	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	364,000	365,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	271,500	272,447	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	92,963	93,287	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	792,000	794,762	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	238,125	238,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	558,250	560,197	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	491,400	493,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	443,750	445,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	942,500	945,787	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	356,250	357,611	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	2,827,500	2,838,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	793,098	796,127	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	2,101,020	2,109,045	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	165,083	165,713	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	197,925	198,681	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	192,240	192,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	213,368	214,182	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	456,800	458,545	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	160,500	161,113	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	541,800	543,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	260,930	261,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	416,560	418,151	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/17/18	Open	292,785	293,880	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	117,420	117,850	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	307,912	309,039	Corporate Bonds	Open/Demand

35

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	12/18/18	Open	$169,320	$169,940	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	337,344	338,458	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	4,812,500	4,828,395	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	7,050,000	7,073,285	Capital Trusts	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	3,860,000	3,872,749	Corporate Bonds	Open/Demand
UBS Securities LLC	2.75	12/18/18	Open	314,550	315,609	Corporate Bonds	Open/Demand
UBS Securities LLC	2.80	12/18/18	Open	382,200	383,510	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	1,697,850	1,703,988	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	358,785	360,082	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	3,629,700	3,642,822	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	318,060	319,210	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	382,235	383,617	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	615,131	617,355	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	407,340	408,813	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	491,175	492,951	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	387,838	389,240	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	451,920	453,554	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	246,986	247,879	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	152,419	152,944	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	3,730,000	3,743,485	Capital Trusts	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	275,558	276,554	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	131,863	132,317	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	337,871	339,093	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	509,400	511,242	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	388,578	389,982	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/19/18	Open	692,355	694,890	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/19/18	Open	945,560	949,022	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/19/18	Open	679,635	682,123	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	12/21/18	Open	96,570	96,598	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/21/18	Open	99,731	99,848	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/21/18	Open	102,588	102,737	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	12/21/18	Open	1,118,720	1,122,570	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	3.04	12/21/18	Open	911,985	915,334	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/21/18	Open	323,140	324,208	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/21/18	Open	111,360	111,728	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	12/24/18	Open	427,988	428,955	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	12/31/18	Open	342,000	342,897	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/04/19	Open	532,800	533,929	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	01/07/19	Open	702,913	704,318	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	01/07/19	Open	3,765,000	3,771,652	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.90	01/07/19	Open	1,305,000	1,307,523	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	01/07/19	Open	2,188,700	2,192,771	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	373,550	374,341	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	672,840	674,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	1,245,720	1,248,359	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	2,152,000	2,156,376	Corporate Bonds	Open/Demand

36

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	01/07/19	Open	$752,400	$753,930	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	1,384,080	1,386,894	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	1,129,360	1,131,656	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	701,470	702,896	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	671,670	673,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	808,860	810,505	Corporate Bonds	Open/Demand
Barclays Bank PLC	(1.00)	01/08/19	Open	1,384,688	1,383,803	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.90	01/08/19	Open	910,000	911,686	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	01/08/19	Open	874,415	876,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	01/08/19	Open	854,420	856,030	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	01/08/19	Open	2,038,725	2,042,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	01/08/19	Open	1,340,955	1,343,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.08	01/08/19	Open	641,370	642,637	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.11	01/08/19	Open	1,088,470	1,090,633	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/09/19	Open	164,920	165,227	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	13,358,000	13,375,499	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	4,145,000	4,150,430	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	15,254,000	15,273,983	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	4,925,000	4,931,452	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	10,468,000	10,481,713	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	2.62	01/11/19	2/13/19	11,830,000	11,845,497	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	3.00	01/11/19	Open	249,624	249,998	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.84	01/11/19	Open	334,050	334,521	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.86	01/11/19	Open	288,570	288,988	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	01/11/19	Open	958,930	960,412	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.00	01/11/19	Open	250,100	250,106	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	01/14/19	Open	264,282	264,678	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.64	01/15/19	2/15/19	5,149,000	5,154,664	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	1.75	01/16/19	Open	118,443	118,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	01/17/19	Open	427,030	427,548	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.50	01/18/19	Open	98,314	98,328	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.75	01/18/19	Open	164,961	164,990	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.80	01/18/19	Open	487,070	487,318	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/24/19	Open	72,025	72,074	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/28/19	Open	256,130	256,196	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	01/30/19	Open	130,660	130,671	Corporate Bonds	Open/Demand

37

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05%	01/30/19	Open	$1,062,100	$1,062,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/30/19	Open	273,000	273,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/30/19	Open	397,320	397,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00	01/31/19	Open	898,460	898,460	Corporate Bonds	Open/Demand

				$379,934,013	$381,664,679

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	03/15/19	$8	$175
10- Year U.S. Ultra Long Treasury Bond	81	03/20/19	10,586	258,688
10-Year U.S. Treasury Note	43	03/20/19	5,266	62,861
U.S. Ultra Bond	114	03/20/19	18,368	273,649
2-Year U.S. Treasury Note	275	03/29/19	58,390	7,933

				603,306

Short Contracts:
Euro Bund	1	03/07/19	190	(3,950)
Euro-Bobl	1	03/07/19	152	(917)
Long Gilt	1	03/27/19	162	(1,955)

				(6,822)

				$596,484

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,222,000	USD	1,395,524	BNP Paribas S.A.	02/05/19	$3,293
EUR	3,760,774	USD	4,296,684	Citibank N.A.	02/05/19	8,256
EUR	14,368,778	USD	16,416,329	Citibank N.A.	02/05/19	31,543

38

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	650,000	USD	737,985	Deutsche Bank AG	02/05/19	6,067
EUR	917,000	USD	1,041,127	Deutsche Bank AG	02/05/19	8,558
EUR	650,000	USD	744,496	Deutsche Bank AG	03/05/19	1,316
EUR	917,000	USD	1,050,312	Deutsche Bank AG	03/05/19	1,856
USD	232,075	GBP	176,000	BNP Paribas S.A.	03/05/19	891
USD	2,582,412	GBP	1,958,000	Citibank N.A.	03/05/19	10,485
USD	14,457,815	GBP	10,962,000	Citibank N.A.	03/05/19	58,699
USD	122,652	GBP	93,000	Deutsche Bank AG	03/05/19	492
USD	399,607	GBP	303,000	Deutsche Bank AG	03/05/19	1,602
USD	130,063	GBP	99,000	State Street Bank and Trust Co.	03/05/19	21
USD	1,481,830	GBP	1,128,000	State Street Bank and Trust Co.	03/05/19	148

						133,227

GBP	176,000	USD	231,739	BNP Paribas S.A.	02/05/19	(886)
GBP	1,958,000	USD	2,578,686	Citibank N.A.	02/05/19	(10,443)
GBP	10,962,000	USD	14,436,954	Citibank N.A.	02/05/19	(58,467)
GBP	93,000	USD	122,476	Deutsche Bank AG	02/05/19	(491)
GBP	303,000	USD	399,034	Deutsche Bank AG	02/05/19	(1,599)
USD	1,386,915	EUR	1,222,000	BNP Paribas S.A.	02/05/19	(11,903)
USD	4,286,417	EUR	3,760,774	Citibank N.A.	02/05/19	(18,523)
USD	16,377,102	EUR	14,368,778	Citibank N.A.	02/05/19	(70,769)
USD	742,744	EUR	650,000	Deutsche Bank AG	02/05/19	(1,308)
USD	1,047,840	EUR	917,000	Deutsche Bank AG	02/05/19	(1,845)
USD	12,541	EUR	11,000	UBS AG	02/05/19	(51)
USD	271,332	EUR	238,000	UBS AG	02/05/19	(1,106)
USD	225,500	GBP	176,000	BNP Paribas S.A.	02/05/19	(5,353)
USD	2,513,602	GBP	1,958,000	Citibank N.A.	02/05/19	(54,641)
USD	14,072,577	GBP	10,962,000	Citibank N.A.	02/05/19	(305,910)
USD	119,060	GBP	93,000	Deutsche Bank AG	02/05/19	(2,925)
USD	387,904	GBP	303,000	Deutsche Bank AG	02/05/19	(9,531)
USD	221,256	GBP	173,000	JPMorgan Chase Bank N.A.	02/05/19	(5,663)
USD	1,732,957	GBP	1,355,000	JPMorgan Chase Bank N.A.	02/05/19	(44,351)
USD	1,552,035	MXN	31,843,000	Natwest Markets PLC	02/05/19	(113,198)
USD	1,164,138	IDR	16,628,547,540	Citibank N.A.	02/22/19	(28,035)
USD	1,398,822	EUR	1,222,000	BNP Paribas S.A.	03/05/19	(3,303)
USD	4,306,801	EUR	3,760,774	Citibank N.A.	03/05/19	(8,320)
USD	16,454,981	EUR	14,368,778	Citibank N.A.	03/05/19	(31,786)

						(790,407)

						$(657,180)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V3	5.00%	Quarterly	12/20/23	B	USD	9,604	$(638,419)	$(518,364)	$(120,055)

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

39

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.50%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/02/19	USD	8,000	$(6,814)	$—	$(6,814)
1.62	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	04/04/19	USD	7,600	(7,889)	—	(7,889)
3-Month LIBOR, 2.74%	Quarterly	2.39%	Semi-annual	02/12/20	USD	193,500	437,584	1,385	436,199
3-Month LIBOR, 2.74%	Quarterly	2.36	Semi-annual	02/13/20	USD	150,000	283,398	1,076	282,322
3-Month LIBOR, 2.74%	Quarterly	2.72	Semi-annual	01/10/21	USD	34,500	60,296	457	59,839
3-Month LIBOR, 2.74%	Quarterly	2.71	Semi-annual	01/11/21	USD	25,200	42,769	334	42,435
2.61	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/04/21	USD	143,790	(21,156)	1,963	(23,119)
2.01	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/02/22	USD	15,000	184,240	130	184,110
2.01	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	07/12/22	USD	3,000	54,923	—	54,923
3-Month LIBOR, 2.74%	Quarterly	2.67	Semi-annual	01/30/24	USD	20,000	118,168	299	117,869
2.60	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/01/24	USD	20,000	(54,845)	299	(55,144)
2.47	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	12/29/26	USD	3,000	32,879	40	32,839
2.25	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	01/19/27	USD	3,400	92,543	44	92,499
2.42	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	04/04/27	USD	18,300	177,023	240	176,783
2.30	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	05/02/27	USD	3,000	76,404	—	76,404
2.28	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	05/17/27	USD	1,700	46,050	—	46,050
2.18	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	06/05/27	USD	2,300	80,934	—	80,934
2.90	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/06/28	USD	57,000	(1,591,865)	920	(1,592,785)
2.92	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	03/26/28	USD	10,500	(302,151)	172	(302,323)
2.70	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	04/04/47	USD	13,200	274,187	—	274,187
3.01	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/13/48	USD	18,000	(790,155)	430	(790,585)
2.98	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/13/48	USD	9,000	(343,867)	215	(344,082)
3.01	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/14/48	USD	6,500	(284,013)	155	(284,168)
3.03	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/20/48	USD	4,300	(211,018)	103	(211,121)
3-Month LIBOR, 2.74%	Quarterly	2.88	Semi-annual	02/01/49	USD	4,500	41,711	106	41,605

							$(1,610,664)	$8,368	$(1,619,032)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/20	USD	604	$(3,113)	$1,660	$4,773)
United Mexican States	1.00	Quarterly	Bank of America N.A.	09/20/20	USD	604	(3,265)	2,540	(5,805)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/23	USD	511	5,517	3,855	1,662
CMBX.NA.7	3.00	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	1,301,116	1,854,232	(553,116)

							$1,300,255	$1,862,287	$(562,032)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	604	$3,113	$(1,740)	$4,853
United Mexican States	1.00	Quarterly	Citibank N.A.	09/20/20	BBB+	USD	604	3,265	2,409	856
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB	EUR	50	(7,892)	(1,723)	(6,169)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	N/R	EUR	30	(2,172)	(493)	(1,679)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	(1,797)	(903)	(894)

40

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas S.A.	06/20/23	BB	EUR	10	$(1,797)	$(903)	$(894)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	10	(1,797)	(894)	(903)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	12	(2,217)	(1,704)	(513)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	28	(4,973)	(3,604)	(1,369)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	7	(1,304)	(858)	(446)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	12	(2,172)	(1,527)	(645)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	12	(2,174)	(1,528)	(646)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	5	(870)	(572)	(298)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	13	(2,327)	(1,472)	(855)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	47	(8,457)	(5,511)	(2,946)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	968	1,802	(834)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,419	4,772	(2,353)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	7	332	731	(399)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	23	1,120	2,465	(1,345)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	9	451	418	33
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	21	1,000	927	73
Thomas Cook Finance 2 PLC	5.00	Quarterly	Citibank N.A.	06/20/23	B+	EUR	50	(11,353)	6,031	(17,384)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	B+	EUR	60	(13,623)	7,220	(20,843)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB	EUR	80	(16,152)	(12,431)	(3,721)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	94	(2,576)	176	(2,752)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	402	(11,017)	3,798	(14,815)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	13	(4,042)	(90)	(3,952)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	6	(1,761)	105	(1,866)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	24	(7,677)	458	(8,135)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	52	(5,905)	(4,913)	(992)
Telecom Italia SpA/Milano	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB+	EUR	48	(5,551)	(4,882)	(669)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	BB+	EUR	60	(675)	(865)	190
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	14	949	1,354	(405)
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	32	2,213	3,125	(912)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/25/47	C+	USD	10,000	(515,446)	(515,905)	459
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/25/47	C+	USD	5,000	(257,723)	(257,591)	(132)

41

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Barclays Bank PLC	01/25/47	C+	USD	10,000	$(515,446)	$(249,809)	$(265,637)
CMBX.NA.8	2.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,000	(40,969)	(560,255)	519,286
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,500	(21,965)	(342,971)	321,006
CMBX.NA.9	2.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	2,500	(21,965)	(346,316)	324,351
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	(43,930)	(679,556)	635,626
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,500	(183,929)	(554,305)	370,376
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	25,000	(1,839,295)	(2,473,039)	633,744
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	5,000	(367,859)	(530,696)	162,837
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(367,859)	(546,189)	178,330
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	(367,859)	(545,556)	177,697

								$(4,648,696)	$(7,613,010)	$2,964,314

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

42

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$148,094,198	$2,128,249	$150,222,447
Common Stocks	3,028,495	—	—	3,028,495
Corporate Bonds	106,233	446,789,137	1,710,371	448,605,741
Floating Rate Loan Interests	—	37,105,121	50,268,335	87,373,456
Foreign Agency Obligations	—	32,417,436	—	32,417,436
Non-Agency Mortgage-Backed Securities	—	100,475,126	8,382,671	108,857,797
Preferred Securities	16,579,710	92,949,681	1,684,377	111,213,768
U.S. Government Sponsored Agency Securities	—	67,488,150	—	67,488,150
U.S. Treasury Obligations	—	19,473,176	—	19,473,176
Warrants	384	—	—	384
Short-Term Securities:
Foreign Agency Obligations	—	2,202,902	—	2,202,902
Money Market Fund	13,505,941	—	—	13,505,941
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(368)	—	(368)

	$33,220,763	$946,994,559	$64,174,003	$1,044,389,325

43

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$3,331,379	$—	$3,331,379
Foreign currency exchange contracts	—	133,227	—	133,227
Equity contracts	175	—	—	175
Interest rate contracts	603,131	1,998,998	—	2,602,129
Liabilities:
Credit contracts	—	(1,049,152)	—	(1,049,152)
Foreign currency exchange contracts	—	(790,407)	—	(790,407)
Interest rate contracts	(6,822)	(3,618,030)	—	(3,624,852)

	$596,484	$6,015	$—	$602,499

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $381,664,679 is categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of October 31, 2018	$3,692,359	$1,798,304	$66,230,887	$17,447,723	$1,637,441	$(60)	$90,806,654
Transfers into Level 3	—	—	1,747,221	—	—	—	1,747,221
Transfers out of Leve 3(a)	(1,500,000)	(145,407)	(1,160,203)	(8,631,474)	—	131	(11,436,953)
Accrued discounts/premiums	7,346	—	1,995	40,198	—	—	49,539
Net realized gain (loss)	(6,616)	—	(10,753)	150,803	—	—	133,434
Net change in unrealized appreciation (depreciation)(b)	5,147	57,474	(15,420,699)	(154,156)	46,936	(71)	(15,465,369)
Purchases	—	—	293,242	—	—	—	293,242
Sales	(69,987)	—	(1,413,355)	(470,423)	—	—	(1,953,765)

Closing Balance, as of January 31, 2019	2,128,249	1,710,371	50,268,335	8,382,671	1,684,377	—	64,174,003

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019(b)	5,147	57,474	(15,411,257)	(154,155)	46,936	—	(15,455,855)

44

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

(a)

As of October 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $13,062,800. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$47,716,455	Income	Discount Rate(a)	18%
Corporate Bond	1,710,371	Income	Credit Spread(a)	310
Preferred Stocks	1,684,377	Market	Discount Rate(a)	1%

	$51,111,203

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

45

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-Sector Income Trust

Date: March 22, 2019